Registration No. 333-00101

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                                    FORM S-6

                     FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                  OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

        PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
               (Address of Depositor's Principal Executive Offices)

                                 Traci L. Weldon
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. Sumner Jones
                                 Jones & Blouch
                                 Suite 405 West
                        1025 Thomas Jefferson Street, NW
                            Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box)

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485

     __X__ on May 1, 2000 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485


     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of  Securities:  PrinFlex Life Insurance  Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  The Company

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Policy Values; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans;
                         Surrenders, Charges and Deductions; Maturity Proceeds; Death Benefits and Proceeds, Termination and Reinstatement; Ten Day Examination Offer); Ten Day Examination Offer; Investment Account Transfers; Policy Loans; Death Benefits and Rights; Charges and Deductions (Transaction Fees, Surrender Charge)
                         Policy Termination  and Reinstatement

        10(e)..........  Summary (Termination and Reinstatement); Policy
                         Termination and Reinstatement; Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments; The Contract)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, The Policy;
                         Death Benefits and Rights;
                         General Provisions (Addition, Deletion or Substitution of Investments; Optional Insurance Benefits; Benefit Payment Options); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General
                         Provisions (Addition, Deletion or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Principal Life Insurance Company Variable Life
                         Separate Account

        12(c)..........  Not Applicable

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Summary (Charges and Deductions); Principal Life
                         Insurance Company Variable Life Separate Account; Charges and Deductions; Distribution of the Policy

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); The Policy (To Buy a Policy)

        16.............  Summary (The Policy); Principal Life Insurance
                         Company Variable Life Separate Account; The Policy (Allocation of Premiums; Policy Values, Investment Account Transfers, Fixed Account Transfers, Automatic Portfolio Rebalancing, Policy Loans, Loan Account, Surrenders); General Provisions (Addition, Deletion or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); The Policy

        18(b)..........  Not Applicable

        18(c)..........  Values and Policy Features While the Policy is in Force

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); The Policy
                         (Policy Loans)

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Charges and Deductions (Special Provisions for Group or
                         Sponsored Arrangements)

        25.............  The Company

        26.............  Not Applicable

        27.............  The Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  The Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

                                PrinFlex Life(R)
            Flexible Premium Variable Universal Life Insurance Policy

The PrinFlex Life(R) Flexible Variable Universal Life Insurance Policy (the "Policy") is issued by Principal Life Insurance Company (the "Company"). The Policy provides:
o    a death benefit payable on the death of the insured;
o    policy loans; and
o a net surrender value which may be accessed by a partial or total surrender of the Policy.

This prospectus provides information that you should know before buying a Policy. It is accompanied by a current prospectus for the underlying mutual funds that are available under the Policy. Please read these prospectuses carefully and keep them for future reference.

The investment options available under the Policy are:

         Principal Variable Contracts Fund, Inc.              Fidelity Variable Insurance Products Fund II
                  Aggressive Growth Account                            Contrafund Portfolio
                  Asset Allocation Account                    Fidelity Variable Insurance Products Fund:
                  Balanced Account                                     Equity-Income Portfolio
                  Bond Account                                         High Income Portfolio
                  Capital Value Account                       Putnam Variable Trust
                  Government Securities Account                        Global Asset Allocation Fund
                  Growth Account                                       Vista Fund
                  International Account                                Voyager Fund
                  International SmallCap Account
                  MicroCap Account
                  MidCap Account
                  MidCap Growth Account
                  Money Market Account
                  Real Estate Account
                  SmallCap Account
                  SmallCap Growth Account
                  SmallCap Value Account
                  Stock Index 500 Account
                  Utilities Account

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage.

This Policy is NOT:
o    a bank deposit
o    endorsed by a bank or government agency
o    federally insured
The Policy involves investment risk, including possible loss of principal.

You should be aware that the Securities and Exchange Commission ("SEC") has not reviewed the Policy for its investment merit, and does not guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to say otherwise.


                      This prospectus is dated May 1, 2000.

                                TABLE OF CONTENTS


GLOSSARY  ................................................................   4
SUMMARY ..................................................................   6
CONDENSED FINANCIAL INFORMATION ..........................................  12
THE COMPANY ..............................................................  14
PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT...........  15
THE FUNDS.................................................................  16
THE POLICY................................................................  21
     To Buy a Policy......................................................  21
     Payment of Premiums..................................................  23
     Premium Limitations..................................................  23
     Allocation of Premiums...............................................  24
     Ten Day Examination Offer............................................  24
     Policy Values........................................................  25
     Investment Account Transfers.........................................  26
     Fixed Account Transfers..............................................  27
     Automatic Portfolio Balancing........................................  28
     Policy Loans.........................................................  28
     Loan Account.........................................................  29
     Surrenders...........................................................  30
DEATH BENEFITS AND RIGHTS.................................................  31
     Death Proceeds.......................................................  31
     Death Benefit Option.................................................  31
     Change in Death Benefit Option.......................................  33
     Adjustment Options...................................................  34
CHARGES AND DEDUCTIONS....................................................  35
     Premium Expense Charge...............................................  35
     Monthly Policy Charge................................................  36
     Cost of Insurance Charge.............................................  36
     Administration Charge................................................  37
     Mortality and Expense Risks Charge...................................  37
     Transaction Fees.....................................................  38
     Surrender Charge.....................................................  38
     Sales Charge Limitations.............................................  39
     Other Charges........................................................  40
     Special Provisions for Group or Sponsored Arrangements...............  40
THE FIXED ACCOUNT.........................................................  41
POLICY TERMINATION AND REINSTATEMENT......................................  42
     Policy Termination...................................................  42
     Reinstatement........................................................  43
OTHER MATTERS.............................................................  44
     Voting Rights........................................................  44
     Statement of Values..................................................  44
     Services Available by Telephone......................................  45
GENERAL PROVISIONS........................................................  46
     The Contract.........................................................  46
     Optional Insurance Benefits..........................................  46
     Misstatement of Age or Gender........................................  47
     Assignment...........................................................  47
     Ownership............................................................  47
     Beneficiary..........................................................  48
     Benefit Instructions.................................................  48
     Benefit Payment Options..............................................  48
     Right to Exchange Policy.............................................  48
     Participating Policy.................................................  49
     Incontestability.....................................................  49
     Suicide..............................................................  49
     Delay of Payments....................................................  50
     Addition, Deletion or Substitution of Investments....................  50
DISTRIBUTION OF THE POLICY................................................  51
OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION................  52
OFFICERS AND DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY................  52
     Executive Officers (Other Than Directors)............................  52
     Directors............................................................  52
STATE REGULATION..........................................................  54
FEDERAL TAX MATTERS.......................................................  54
     Tax Status of the Company and the Separate Account...................  54
     Charges for Taxes....................................................  54
     Diversification Standards............................................  55
     IRS Definition of Life Insurance.....................................  55
     Modified Endowment Contract Status...................................  55
     Policy Surrenders and Partial Surrenders.............................  56
     Policy Loans and Loan Interest.......................................  56
     Corporate Alternative Minimum Tax....................................  57
     Exchange or Assignment of Policies...................................  57
     Withholding..........................................................  57
     Taxation of Accelerated Death Benefits...............................  57
     Other Tax Issues.....................................................  57
EMPLOYEE BENEFIT PLANS....................................................  58
LEGAL OPINIONS............................................................  58
LEGAL PROCEEDINGS.........................................................  58
REGISTRATION STATEMENT....................................................  58
OTHER VARIABLE INSURANCE CONTRACTS........................................  58
RESERVATION OF RIGHTS.....................................................  58
INDEPENDENT AUDITORS......................................................  60
FINANCIAL STATEMENTS......................................................  60
CUSTOMER INQUIRIES........................................................  60
Appendix A - Sample Illustrations......................................... 131
Appendix B - Target Premiums.............................................. 138



The Policy offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

GLOSSARY

adjustment date - the monthly date on or next following the Company's approval of a requested adjustment.

attained age - the insured's age on the birthday on or preceding the last policy anniversary.

business day - any date that the New York Stock Exchange is open for trading and trading is not restricted.

division - a part of the Separate Account which invests in shares of a mutual fund.

effective date - the date on which all requirements for issuance of a Policy have been satisfied.

Fixed Account - that part of the policy value that reflects value in the General Account of the Company.

General Account - assets of the Company other than those allocated to any of our Separate Accounts.

insured - the person named as the "insured" on the application for the Policy. The insured may or may not be the owner.

Investment Account - that part of the policy value that reflects your investment in one of the divisions of the Separate Account.

Loan Account - that part of the policy value that reflects the value transferred from the Investment Account(s) and/or Fixed Account as collateral for a policy loan.

maturity date - the policy anniversary following the insured's 95th birthday.


monthly date - the day of the month which is the same day as the policy date.
         Example: If the policy date is June 5, 2000, the first monthly date is July 5, 2000.


monthly policy charge - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risks charge in effect on the monthly date.

mutual fund - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division of the Separate Account invests.

net premium - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the Investment Accounts and/or Fixed Account.

net surrender value - policy value minus any surrender charge minus any policy loans and unpaid loan interest.

notice - any form of communication received in our home office which provides the information we need which may be in writing or another manner which we approve in advance.

owner - the person, including joint owner, who owns all the rights and privileges of this contract.

policy date - the date from which monthly dates, policy years and policy anniversaries are determined.

policy value - an amount equal to the Fixed Account value plus the Investment Account value(s) plus the Loan Account value.


policy year - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.
     Example: If the policy date is June 5, 2000, the first policy year ends on June 4, 2001. The first policy anniversary falls on June 5, 2001.


premium expense charge - the charge deducted from premium payments to cover a sales charge, state and local premium taxes and federal taxes.

prorated basis - in the proportion that the value of a particular Investment Account or the Fixed Account bears to the total value of all Investment Accounts and the Fixed Account.

related policies - policies which have a common effective date pursuant to a written request from the applicant(s).

surrender value - policy value minus any surrender charge.

target premium - a premium amount which is used to determine the maximum sales charge that is included as part of the premium expense charge and any applicable contingent deferred sales charge under a Policy. Target premiums are provided in Appendix B.

unit - the accounting measure used to calculate the value of the Separate Account divisions.

valuation date - the date as of which the net asset value of a mutual fund is determined.

valuation period - the period of time between determination of net asset value on one valuation date and the next valuation date.

written request - actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.

         Your notices may be mailed to us at:
                  Principal Life Insurance Company
                  P O Box 9296
                  Des Moines, Iowa 50306-9296

SUMMARY

This prospectus describes a flexible variable universal life policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.

The Policy
The Policy is designed to provide you with:
o    lifetime protection, and
o    flexibility in:
     o the amount and frequency of premium payments (subject to certain limitations), and
     o    the amount of life insurance proceeds payable under the Policy.


You may allocate your net premium payments to divisions of the Separate Account and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.


Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Division:                           the division invests in:
--------                            -----------------------
                                    Principal Variable Contracts Fund, Inc.
Aggressive Growth                            Aggressive Growth Account
Asset Allocation                             Asset Allocation Account
Balanced                                     Balanced Account
Bond                                         Bond Account
Capital Value                                Capital Value Account
Government Securities                        Government Securities Account
Growth                                       Growth Account
International                                International Account
International SmallCap                       International SmallCap Account
MicroCap                                     MicroCap Account
MidCap                                       MidCap Account
MidCap Growth                                MidCap Growth Account
Money Market                                 Money Market Account
Real Estate                                  Real Estate Account
SmallCap                                     SmallCap Account
SmallCap Growth                              SmallCap Growth Account
SmallCap Value                               SmallCap Value Account
Stock Index 500                              Stock Index 500 Account
Utilities                                    Utilities Account
Fidelity Contrafund                 Fidelity VIP II Contrafund Portfolio
Fidelity Equity-Income              Fidelity VIP Equity-Income Portfolio
Fidelity High Income                Fidelity VIP High Income Portfolio
Putnam Global Asset Allocation      Putnam VT Global Asset Allocation Fund
Putnam Vista                        Putnam VT Vista Fund
Putnam Voyager                      Putnam VT Voyager Fund

Premiums
The Company guarantees that the Policy will stay in force if you have paid enough premium to meet the grace period provision (see THE POLICY - Payment of Premiums). Your initial premium payment must be at least as much as the minimum monthly premium shown on your illustration for the Policy. Minimum monthly premium payments must be made for the first 24 policy months (except where prohibited by state law). Increases in the face amount of the Policy cause increases in the minimum monthly premium.

Your net premiums are allocated to divisions of the Separate Account and/or the Fixed Account. Your initial net premium is allocated to the Money Market division at the end of the valuation date we receive the premium. Twenty-one days after the effective date of the Policy, the money is reallocated using your allocation instructions (see THE POLICY - Allocation of Premiums).

Policy Value
Your Policy value is:
o    the value(s) of your Investment Account(s)
o    plus the value of your Fixed Account
o    plus the value of your Loan Account.

Investment Account
An  Investment  Account  is set up for  each  division  to  which  you  make  an
allocation.   The  value  of  an  Investment  Account  reflects  the  investment experience of the division.

Fixed Account
The Company guarantees that net premiums allocated to the Fixed Account earn interest at a guaranteed rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Transfers
You may transfer amounts between the Investment Accounts and/or the Fixed Account subject to certain limitations. Transfers in and out of the Fixed Account are subject to specific limitations described in THE POLICY - Fixed Account Transfers.

We reserve the right to charge a transfer fee on each unscheduled transfer after the 12th such transfer in a policy year. The fee will not be more than $25 per unscheduled transfer.

Policy Loans
You may borrow against your policy value any time the Policy has a net surrender value. The minimum amount of a loan is $500.

Loan Account
When you take a policy loan, we establish a Loan Account. An amount equal to the amount of the policy loan is transferred to the Loan Account from your Investment Accounts and/or Fixed Account. Interest is paid on the amount in the Loan Account.

Surrenders (total and partial)
Total Surrender
---------------
o    You may surrender your Policy and receive the net surrender value.
o We calculate the net surrender value as of the date we receive your written request.
o A surrender charge is imposed on total surrenders within ten years of the policy date (another date may apply if the Policy has been reinstated or the face amount increased).

Partial Surrender
-----------------
o After the second policy year, you may request a partial surrender of the net surrender value.
o    The minimum amount of partial surrender is $500.
o The total of your partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).
o Surrenders are taken from premiums paid into the Policy on a last-in, first-out basis.
o    Partial surrenders are limited to no more than two in each policy year.


Charges and Deductions
Deductions from Premiums
------------------------
o Sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
     o    during each of the first ten years; and
     o with respect to premiums made because of a face amount increase, during the first ten years after the increase.
o    2.20% for state and local taxes.
o    1.25% for federal taxes.


Surrender Charges
-----------------
A surrender charge is imposed on Policy termination or total surrender during the first ten policy years (and ten years after an increase in the face amount). The charge is:
o deferred administrative charge of $3 per $1,000 of face amount (but no more than $1,500 per Policy), plus
o deferred sales charge of 47.25% times premiums paid (up to a maximum of two target premiums) (see CHARGES AND DEDUCTIONS - Surrender Charge), multiplied by
o    the applicable surrender charge percentage shown below:

                        Surrender Charge Percentage Table
                        ---------------------------------
     Number of years since policy              The following percentage of
    date and/or the adjustment date            surrender charge is payable
    -------------------------------            ---------------------------
             1 through 5                                 100.00%
                  6                                       95.24
                  7                                       85.71
                  8                                       71.43
                  9                                       52.38
                 10                                       28.57
            11 and later                                  00.00


Monthly Policy Charges
----------------------
o    Administration charge:
     o During first policy year: 1/12 x ($.40 for each $1,000 of face amount) but not less than $6.00/month and not more than $16.67/month.
     o During every policy year after the first, the monthly administration charge is $6.00.
o    Cost of insurance charge.
o Mortality and expense risks charge of 0.90% of your Investment Accounts per year. (After the 9th policy year, the mortality and expense risks charge will not be more than 0.27% per year.)
o    Supplemental benefit rider(s) charge(s).

Other Charges
-------------
o Transaction charge of the lesser of $25 or 2% of the amount surrendered for each partial surrender.
o Investment management fees and other operating expenses for the funds underlying the Investment Accounts.

Death Benefits and Proceeds
The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the insured's date of death. The amount of the death proceeds are:
o    the death benefit plus interest (as explained in DEATH  BENEFITS AND RIGHTS
     - Death Proceeds)
o    plus proceeds from any benefit riders
o    minus policy loans and unpaid loan interest
o    minus any overdue monthly policy charges.

The Policy provides for two death benefit options - a level amount and a variable amount. You choose an option on your application. Subject to certain conditions, you may change your option after the Policy has been issued.

Death proceeds are paid in cash or applied under a benefit payment option. We pay interest on the death proceeds from the date of death of the insured until the date of payment or application under a benefit payment option.

Maturity Proceeds
If the insured is living on the maturity date, we will pay you (the owner) an amount equal to the death proceeds as described above. The Policy then terminates. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option.

Adjustment Options
You may send us a written request to increase or decrease the face amount of the Policy. No request is approved if the Policy is in a grace period or if monthly policy charges are being waived under a rider.

The minimum amount of a face amount increase is $50,000 and is subject to our underwriting guidelines in effect at the time you request the increase.


You may only request a decrease in face amount:
o    after the second policy anniversary; and
o    if the request does not decrease the face amount below $50,000.


Termination and Reinstatement
The Policy terminates when:
o    you make a total policy surrender;
o    death proceeds are paid;
o    maturity proceeds are paid; or
o you do not make additional premium payments (after the expiration of a 61-day grace period).

Subject to certain conditions, you may reinstate a Policy that terminated because of failure to pay minimum monthly premiums or insufficient values.

Ten Day Examination Offer (Free-look Provision)
o You may return the Policy during the free-look period that is generally 10 days from when the Policy is delivered to you. The free-look period may be longer in certain states.
o We return either all premiums paid or the policy value, whichever is required by applicable state law.

CONDENSED FINANCIAL INFORMATION

Following are unit values for the policy for the periods ended December 31.

                                                                                                                 Number of
                                                              Accumulation Unit Value                        Accumulation Units
                                                 ------------------------------------------------------         Outstanding
                                                 Beginning             End         Percentage of Change        End of Period
                                                 of Period          of Period      from Prior Period           (in thousands)
                                                 ---------          ---------      --------------------        --------------
     Aggressive Growth Division
         1999                                    $14.728             $20.567             39.65%                 1,604,692
         1998                                     12.388              14.728             18.89                    966,076
         1997*                                    10.000              12.388             23.88                    316,073
     Asset Allocation Division
         1999                                     12.566              15.015             19.49                    197,598
         1998                                     11.509              12.566              9.18                    126,757
         1997*                                    10.000              11.509             15.09                     48,811
     Balanced Division
         1999                                     12.932              13.242              2.40                    629,662
         1998                                     11.555              12.932             11.92                    470,384
         1997*                                    10.000              11.555             15.55                    117,668
     Bond Division
         1999                                     11.816              11.510             (2.59)                   415,598
         1998                                     10.973              11.816              7.68                    169,676
         1997*                                    10.000              10.973              9.73                     44,349
     Capital Value Division
         1999                                     14.219              13.609             (4.29)                 1,441,876
         1998                                     12.519              14.219             13.58                  1,001,214
         1997*                                    10.000              12.519             25.19                    251,678
     Government Securities Division
         1999                                     11.830              11.796             (0.29)                   261,482
         1998                                     10.927              11.830              8.26                    276,130
         1997*                                    10.000              10.927              9.27                      9,538
     Growth Division
         1999                                     14.724              17.144             16.43                    623,469
         1998                                     12.133              14.724             21.35                    323,329
         1997*                                    10.000              12.133             21.33                     75,951
     International Division
         1999                                     12.053              15.179             25.93                    866,405
         1998                                     10.959              12.053              9.98                    647,156
         1997*                                    10.000              10.959              9.59                    247,757
     International SmallCap Division
         1999                                      9.053              17.546             93.81                    110,487
         1998**                                   10.000               9.053             (9.47)                    34,925
     MicroCap Division
         1999                                      8.175               8.087             (1.07)                    53,079
         1998**                                   10.000               8.175            (18.25)                    18,274
     MidCap Division
         1999                                     12.470              14.096             13.04                  1,299,467
         1998                                     12.027              12.470              3.68                  1,122,974
         1997*                                    10.000              12.027             20.27                    408,693
     MidCap Growth Division
         1999                                      9.688              10.744             10.90                     90,805
         1998**                                   10.000               9.688             (3.12)                    32,540
     Money Market Division
         1999                                     11.021              11.542              4.73                  1,036,582
         1998                                     10.469              11.021              5.27                    723,761
         1997*                                    10.000              10.469              4.69                    365,753
     Real Estate Division
         1999                                      9.353               8.935             (4.48)                     8,240
         1998**                                   10.000               9.353             (6.47)                     3,390
     SmallCap Division
         1999                                      7.995              11.479             43.58                     94,724
         1998**                                   10.000               7.995            (20.05)                    31,352
     SmallCap Growth Division
         1999                                     10.264              20.086             95.69                    106,489
         1998**                                   10.000              10.264              2.64                     20,430
     SmallCap Value Division
         1999                                      8.511              10.337             21.45                     56,377
         1998**                                   10.000               8.511            (14.89)                    16,935
     Stock Index 500 Division
         1999***                                  10.000              11.048             10.48                    604,329
     Utilities Division
         1999                                     11.560              11.826              2.29                     35,670
         1998**                                   10.000              11.560             15.60                      3,944
     Fidelity Contrafund Division
         1999                                     15.746              19.565             24.25                  1,100,301
         1998                                     12.114              15.746             29.98                    509,526
         1997*                                    10.000              12.114             21.14                    172,484
     Fidelity Equity-Income Division
         1999                                     13.688              14.555              6.33                    639,599
         1998                                     12.263              13.688             11.62                    358,372
         1997*                                    10.000              12.263             22.63                     83,042
     Fidelity High Income Division
         1999                                     11.020              11.918              8.15                    130,948
         1998                                     11.518              11.020             (4.32)                    96,628
         1997*                                    10.000              11.518             15.18                     28,608
     Putnam Global Asset Allocation Division
         1999                                     10.299              11.504             11.71                     33,053
         1998**                                   10.000              10.299              2.99                      7,305
     Putnam Vista Division
         1999                                     10.506              16.031             52.59                     55,171
         1998**                                   10.000              10.506              5.06                     11,712
     Putnam Voyager Division
         1999                                     10.843              17.133             58.01                    501,679
         1998**                                   10.000              10.843              8.43                     82,965

* For the period from February 7, 1997 date Policy first available through December 31, 1997.
** For the period from May 1, 1998 (date Division first offered in the Policy) through December 31, 1998.
*** For the period from May 1, 1999 (date Division first offered in the Policy) through December 31, 1999.

THE COMPANY

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of a mutual insurance holding company named "Principal Mutual Holding Company."

The Company was incorporated on June 24, 1879 under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Policy, including the promise to make benefit option payments, are our general corporate obligations. However, the Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policy are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding account of a mutual fund. New accounts may be added and made available. Accounts may also be eliminated from the Separate Account.


THE FUNDS

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end diversified management investment companies. The funds provide the investment vehicle for the Separate Account. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available from a sales representative or our home office.

The following is a brief summary of the investment objectives of each division:

     Division                  Division Invests In                 Investment Advisor             Investment Objective
     --------                  -------------------                 ------------------             --------------------

Aggressive Growth        Aggressive Growth Account       Morgan Stanley Asset              to provide long-term capital appreciation
                                                         Management Inc. through a         by investing primarily in growth-oriented
                                                         sub-advisory agreement            common stocks of medium and large
                                                                                           capitalization U.S. corporations and, to
                                                                                           a limited extent, foreign corporations.

Asset Allocation         Asset Allocation Account        Morgan Stanley Asset              to generate a total investment return
                                                         Management Inc. through a         consistent with the preservation of
                                                         sub-advisory agreement            capital. The Account intends to pursue a
                                                                                           flexible investment policy in seeking to
                                                                                           achieve this investment objective.


Balanced                 Balanced Account                Invista Capital Management, LLC   to generate a total return consisting of
                                                         through a sub-advisory agreement  current income and capital appreciation while assuming reasonable risks in
                                                                                           furtherance of this objective.

Bond                     Bond Account                    Principal Management Corporation  to provide as high a level of income as is consistent with preservation of
                                                                                           capital and prudent investment risk.


Capital Value            Capital Value Account           Invista Capital Management, LLC   to provide  long-term capital
                                                         through a sub-advisory agreement  appreciation and secondarily growth of investment income. The Account seeks
                                                                                           to achieve its investment objectives
                                                                                           through the purchase primarily of common
                                                                                           stocks, but the Account may invest in
                                                                                           other securities.


Government Securities    Government Securities Account   Invista Capital Management, LLC   to seek a high level of current income,
                                                         through a sub-advisory agreement  liquidity and safety of principal. The
                                                                                           Account  seeks to achieve  its  objective
                                                                                           through the  purchase of  obligations
                                                                                           issued or guaranteed by the United States
                                                                                           Government  or its  agencies,  with
                                                                                           emphasis  on  Government  National
                                                                                           Mortgage  Association   Certificates
                                                                                           ("GNMA Certificates"). Account  shares
                                                                                           are not guaranteed by the United States
                                                                                           Government.

Growth                   Growth Account                  Invista Capital Management, LLC   to seek growth of capital. The Account
                                                         through a sub-advisory agreement  seeks to achieve its objective through the purchase primarily of common stocks,
                                                                                           but the Account may invest in other
                                                                                           securities.

International            International Account           Invista Capital Management, LLC   to seek long-term growth of capital by
                                                         through a sub-advisory agreement  investing in a portfolio of equity securities domiciled in any of the
                                                                                           nations of the world.

International SmallCap   International SmallCap Account  Invista  Capital Management, LLC  to seek long-term growth of capital. The through a sub-advisory agreement  Account will attempt to achieve its objective by investing primarily in
                                                                                           equity securities of non-United States
                                                                                           companies with comparatively smaller
                                                                                           market capitalizations.

MicroCap                 MicroCap Account                Goldman Sachs Asset Management    to seek long-term growth of capital. The
                                                         through a sub-advisory agreement  Account will attempt to achieve its objective by investing primarily in value
                                                                                           and growth oriented companies with
                                                                                           small market capitalizations, generally
                                                                                           less than $700 million.

MidCap                   MidCap Account                  Invista Capital Management, LLC   to achieve capital appreciation by
                                                         through a sub-advisory agreement  investing primarily in securities of emerging and other growth-oriented
                                                                                           companies.


MidCap Growth            MidCap Growth Account           Dreyfus Corporation through       to seek long-term growth of capital. The
                                                         a sub-advisory agreement          Account will attempt to achieve its
                                                                                           objective by investing primarily in
                                                                                           growth stocks of companies with market
                                                                                           capitalizations in the $1 billion to $10
                                                                                           billion range.


Money Market             Money Market Account            Principal Management Corporation  to seek as high a level of current income available from short-term securities as
                                                                                           is considered consistent with
                                                                                           preservation of principal and maintenance
                                                                                           of liquidity by investing all of its
                                                                                           assets in a portfolio of money market
                                                                                           instruments.

Real Estate              Real Estate Account             Principal Management Corporation  to seek to generate a high total return.
                                                                                           The Account will attempt to achieve its
                                                                                           objective by investing primarily in
                                                                                           equity securities of companies
                                                                                           principally engaged in the real estate
                                                                                           industry.

SmallCap                 SmallCap Account                Invista Capital Management, LLC   to seek long-term growth of capital. The
                                                         through a sub-advisory agreement  Account will attempt to achieve its objective by investing primarily in
                                                                                           equity securities of both growth and
                                                                                           value oriented companies with
                                                                                           comparatively smaller market
                                                                                           capitalizations.


SmallCap Growth          SmallCap Growth Account         Berger Associates through a       to seek long-term growth of capital. The
                                                         sub-advisory agreement            Account will attempt to achieve its
                                                                                           objective by investing primarily in
                                                                                           equity securities of growth companies
                                                                                           with comparatively smaller market
                                                                                           capitalizations.

SmallCap Value           SmallCap Value Account          J.P. Morgan Investment            to seek long-term growth of capital by
                                                         Management through a              investing primarily in equity securities
                                                         sub-advisory agreement            of small companies with value
                                                                                           characteristics and comparatively smaller
                                                                                           market capitalizations.

Stock Index 500          Stock Index 500 Account         Invista Capital Management, LLC   to seek long-term growth of capital. The
                                                         through a sub-advisory agreement  Account attempts to mirror the investment results of the Standard & Poor's Stock
                                                                                           Index 500.


Utilities                Utilities Account               Invista Capital Management, LLC   to seek to provide current income and
                                                         through a sub-advisory agreement  long-term growth of income and capital by investing primarily through a
                                                                                           sub-advisory agreement in equity and
                                                                                           fixed-income securities of companies in
                                                                                           the public utilities industry.

Fidelity Contrafund         Fidelity VIP II Contrafund Portfolio  Fidelity Management and  to seek long-term capital appreciation.
                                                                  Research Company

Fidelity Equity-Income      Fidelity VIP Equity-Income Portfolio  Fidelity Management and  to seek reasonable income by investing
                                                                  Research Company         primarily in income-producing equity
                                                                                           securities.

Fidelity High Income        Fidelity VIP High Income Portfolio    Fidelity Management and  to seek a high level of current income by
                                                                  Research Company         investing primarily in high yielding,
                                                                                           lower quality, fixed income securities,
                                                                                           while also considering growth of capital.

Putnam Global Asset         Putnam VT Global Asset                Putnam Investment        to seek a high level of long-term total
Allocation                  Allocation Fund                       Management, Inc.         return consistent with preservation of
                                                                                           capital.

Putnam Vista                Putnam VT Vista Fund                  Putnam Investment        to seek capital appreciation.
                                                                  Management, Inc.

Putnam Voyager              Putnam VT Voyager Fund                Putnam Investment        to seek capital appreciation.
                                                                  Management, Inc.


The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has divisions that correspond to interests in the Investment Accounts. The assets of each Investment Account are separate from the others. An Investment Account's performance has no effect on the investment performance of any other Investment Account.

The annual expenses of Investment Accounts (as a percentage of average net assets) as of December 31, 1999 were:

                                                     Management          12b-1             Other             Total Account
               Account                                  Fees             Fees            Expenses           Annual Expenses
               ------                                ----------          -----           --------           ---------------
Principal Variable Contracts Fund
     Aggressive Growth                                 0.75%              N/A              0.02%                 0.77%
     Asset Allocation                                  0.80               N/A              0.05                  0.85
     Balanced                                          0.57               N/A              0.01                  0.58
     Bond                                              0.49               N/A              0.01                  0.50
     Capital Value(1)                                  0.43               N/A              0.00                  0.43
     Government Securities                             0.49               N/A              0.01                  0.50
     Growth(1)                                         0.45               N/A              0.00                  0.45
     International(1)                                  0.73               N/A              0.05                  0.78
     International SmallCap                            1.20               N/A              0.12                  1.32
     MicroCap(2)                                       1.00               N/A              0.28                  1.28
     MidCap                                            0.61               N/A              0.00                  0.61
     MidCap Growth(2)                                  0.90               N/A              0.19                  1.09
     Money Market                                      0.50               N/A              0.02                  0.52
     Real Estate                                       0.90               N/A              0.09                  0.99
     SmallCap                                          0.85               N/A              0.06                  0.91
     SmallCap Growth(2)                                1.00               N/A              0.07                  1.07
     SmallCap Value(2)                                 1.10               N/A              0.34                  1.44
     Stock Index 500(2)                                0.35               N/A              0.14                  0.49(3)
     Utilities                                         0.60               N/A              0.04                  0.64

Fidelity
     Fidelity Contrafund                               0.58               N/A              0.09                  0.67
     Fidelity Equity-Income                            0.48               N/A              0.09                  0.57
     Fidelity High Income                              0.58               N/A              0.11                  0.69

Putnam Class IB Shares
     Putnam Global Asset Allocation                    0.65               0.15%            0.12                  0.92(4)
     Putnam Vista                                      0.65               0.15             0.10                  0.90(4)
     Putnam Voyager                                    0.53               0.15             0.04                  0.72(4)

     (1) Based on the management fee schedule in effect during the fiscal year. Modifications to the schedule were effective 1/1/2000.
     (2) Manager has agreed to reimburse expenses, if necessary, so that total Account operating expenses for the year ending December 31, 2000 will be no more than:

                  MicroCap              1.06%        SmallCap Growth       1.06%
                  MidCap Growth         0.96%        SmallCap Value        1.16%
                                                     Stock Index 500       0.40%
     (3)  Expenses for the period from May 1, 1999 through December 31, 1999.
     (4) The Company and Princor Financial Services Corporation may receive a portion of the fund expenses for recordkeeping, marketing and distribution services.

THE POLICY

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

To Buy a Policy
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.


The minimum face amount of a Policy is:
o    $50,000 for regular underwriting; or
o $25,000 for guaranteed issue, expanded nonmedical and batch underwriting. We reserve the right to increase or decrease the minimum face amount.

Generally, we do not issue policies for insureds who are:
o    over age 85 for regular underwriting; or
o    over  age  70  for  guaranteed   issue,   expanded   nonmedical  and  batch
     underwriting.*
     * Expanded non-medical and batch underwriting are special programs offered to certain cases involving an employer. Batch underwriting may be available on cases involving at least 5 lives in which there is a possible substandard risk and a need to improve that rating is essential to placing the case. Expanded non-medical underwriting may be available on cases involving at least 25 lives in which ease of enrollment and underwriting requirements are determining factors.

Applicants for the Policy must:
o    furnish satisfactory evidence of insurability for the insured; and
o    meet our insurance underwriting guidelines and suitability rules.
We reserve the right to reject any application or related premium if we determine that our underwriting guidelines, suitability rules or procedures have not been met.


If you want insurance coverage to start at the time the application is submitted, you must send a payment of at least the required minimum initial premium amount with your completed application. The required minimum initial premium amount is shown on the policy illustration. If this amount is submitted with the application, a conditional receipt is given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a COD basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages.

Upon specific request and our approval,
o    your Policy may be backdated, however:
     o the policy date may not be more than three months prior to the date of application (or shorter period if required by state law);
     o payment of minimum required premium is required for the backdated period; and
     o monthly policy charges are deducted from the policy value for the backdated period; and
     o your written request (as defined in the glossary) specifying the backdated policy date must accompany the application.
o    in the case of related policies:
     o    issuance of policies may be delayed to provide a common policy date;
     o we will set the common policy date following the last underwriting decision on all applications; and
     o your written request regarding the policy dates must accompany the applications.


Effective Date
--------------
The policy date and the effective date are the same unless:
o    a backdated policy date is requested; or
o a Policy is applied for on a COD basis (the effective date is the date we received at least the minimum monthly premium); or
o the application was not accompanied by a payment of at least the minimum monthly premium (the effective date is the date we receive at least the difference between the amount received and the minimum monthly premium); or
o additional premiums are required (the effective date is the date we receive, review and accept the required premium); or
o application amendments are required (the effective date is the date we receive, review and accept amendments).


If the insured was to die before the owner actually receives the Policy, coverage is determined solely under the terms of the conditional receipt, if any. The insurance coverage under the Policy does not take effect until the owner actually receives the Policy.

Payment of Premiums
The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. After the initial premium, you may determine the amount and timing of subsequent premium payments within certain restrictions. You must pay premiums to us at our home office.

Where permitted by state law, you must pay a minimum premium during the first 24 policy months ("minimum required premium"). Within certain limits you can set your premium schedule. We send premium reminder notices to you if you establish an annual, semiannual or quarterly premium payment schedule. Preauthorized withdrawals may be set up on a monthly basis (to allow us to automatically deduct premium payments from your checking or other financial institution account). You may also make unscheduled payments to us at our home office.


During the first 24 policy months, failure to make premium payments does not cause the Policy to terminate if:
o    any minimum required premium is paid; and
o    no policy loan is taken.

After the first 24 policy months (or any time a policy loan is taken), making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
o your Policy's net surrender value is at least equal to the monthly policy charge on the current monthly date; or
o    the death benefit guarantee rider is in effect.

During the twelve month period ended December 31, 1999, we received premium payments totaling $95,527,524 for these Policies.


Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the current maximum premium payments allowed for life insurance under the Internal Revenue Code (the "Code"). If you make a premium payment that would result in total premiums exceeding the current maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

Allocation of Premiums
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) are allocated to the Money Market division at the end of the valuation period we receive the premium. Twenty-one days after the effective date, the money is reallocated to the divisions of the Separate Account and/or to the Fixed Account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.
     Example: The effective date of your policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the Investment Account and/or Fixed Account that you selected.


Net premium payments received after the twenty-day period are allocated to the Investment Accounts or to the Fixed Account according to your instructions. For each division and the Fixed Account, the allocation percentage must be zero or a whole number. The total of all the percentages for the divisions and the Fixed Account must equal 100. The percentage allocation for future premium payments may be changed, without charge, at any time by sending a written request to us or, if telephone privileges apply, calling us at 1-800-247-9988. The allocation changes are effective at the end of the valuation period in which your new instructions are received.


Ten Day Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. (If you apply for your Policy in California, the amount refunded is described below). Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period as shown below.


The free-look period is the later of:
o    10 days* after the Policy is delivered to you;
o 10 days* after a written notice is delivered or mailed to you which tells about the cancellation right; or
o    45 days after you complete the application.


     *Different  free-look  periods  apply  if  your  Policy  is  issued  in:
     o    California and you are age 60 and over (30 day free-look period);
     o    Colorado (15 day free-look period); or
     o    Idaho or North Dakota (20 day free-look period).

If you applied  for your Policy in  California,  the amount  refunded  is:
o the policy value as of the date we receive your written request for cancellation
o    plus the premium expense charge(s) deducted from the premium
o    plus the monthly policy charge(s) deducted from the policy value.

NOTE:
o If the purchase of this Policy is a replacement for another life insurance policy or an annuity contract, different free-look periods may apply. We reserve the right to keep the initial premium payment in the Money Market division longer than 20 days to correspond to the free-look periods of a particular state's replacement requirements.
o    See GENERAL PROVISIONS - Delay of Payments.

Policy Values
Your policy value is equal to the sum of the values in your Investment Accounts, Fixed Account and Loan Account (see THE FIXED ACCOUNT and THE POLICY - Loan Account). The policy value reflects your premium payments, partial surrenders, policy loans and the Policy expenses.

There is no guaranteed minimum Investment Account value. Its value reflects the investment experience of the Investment Accounts. It is possible that the investment performance could cause a loss of the entire amount allocated to the Investment Accounts. Without additional premium payments or investments in the Fixed Account or a death benefit guarantee rider, this could result in no death benefit upon the insured's death.

At the end of any valuation  period,  your value in an Investment  Account is:
o    the number of units you have in a division
o    multiplied by the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
o    your initial premium payment (less premium expense charges)
o    plus subsequent premium payments (less premium expense charges)
o plus transfers from another division or the Fixed Account minus units sold:
o    for partial surrenders from the division;
o as part of a transfer to another division, the Fixed Account or the Loan Account; and
o    to pay monthly policy charges and fees.

Unit values are calculated each valuation date. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

     [{the share price of the underlying mutual fund account at the end of the valuation period before that day's transactions plus
     the per share amount of the dividend (or other distribution) made by the mutual fund account during the valuation period}
                                   divided by
     the share price of the underlying mutual fund account at the end of the previous valuation period after that day's transactions].

When an investment owned by an Account pays a dividend, the dividend increases the net asset value of a share of the Account as of the date the dividend is recorded. As the net asset value of a share of an Account increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the Account.

Investment Account Transfers
You may request an unscheduled transfer or set up a periodic transfer by sending us a written request or calling us if telephone privileges apply (1-800-247-9988) (see OTHER MATTERS - Services Available by Telephone). You must specify the dollar amount or percentage to transfer from each Investment Account. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.


You may not make a transfer to the Fixed Account if:
o a transfer has been made from the Fixed Account to an Investment Account within six months; or
o immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).


Unscheduled Transfers
---------------------
You may make unscheduled transfers from an Investment Account to another Investment Account or to the Fixed Account. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
o The transfer amount must be equal to or greater than the lesser of $100 or the value of your Investment Account.
o We reserve the right to charge a transfer fee on each unscheduled transfer after the 12th such transfer in a policy year. The fee will not be more than $25 per unscheduled transfer. Unscheduled transfers from the Fixed Account to an Investment Account would count in determining any transfer fee.


Scheduled Transfers (dollar cost averaging (DCA))
-------------------------------------------------
You may elect to have automatic transfers made on a periodic basis.
o    The amount of the transfer is:
     o the dollar amount you select (the minimum is the lesser of $100 or the value of the Investment Account); or
     o a percentage of the Investment Account value as of the date you specify (other than the 29th, 30th or 31st).
o You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly).
o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
o The value of the Investment Account must be equal to or more than $2,500 when your scheduled transfers begin.
o Transfers continue until your interest in the Investment Account has a zero balance or we receive notice to stop them.
o We reserve the right to limit the number of Separate Account divisions from which simultaneous transfers are made. In no event will it ever be less than two.
o    Scheduled transfers will not start until the end of your free-look period.


Fixed Account Transfers
Transfers  from  your  investment  in  the  Fixed  Account  to  your  Investment
Account(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same policy year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers
---------------------
You may make one unscheduled Fixed Account transfer to an Investment Account(s) within the 30 day period following the policy date and each policy anniversary. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
o You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the Fixed Account value as of the latter of the policy date or the most recent policy anniversary).
o The minimum transfer amount must be equal to or greater than the lesser of $100 or the entire value of your Fixed Account.


Scheduled Transfers (dollar cost averaging (DCA))
-------------------------------------------------
You may make scheduled transfers on a monthly basis from the Fixed Account to your Investment Account(s) as follows:
o The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.
o    The amount of the transfer is:
     o    the dollar amount you select (minimum of $50); or
     o a percentage of the Fixed Account value (the maximum amount of the transfer is 2% of the Fixed Account value as of the specified dated) as of the date you specify which may be:
          o the later of the policy date or most recent policy anniversary date; or
          o    the date the Company receives your request.
o Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
o    Scheduled transfers will not start until the end of your free-look period.


Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your notice to stop them. You may change the amount of the transfer once each policy year by sending us a written request or calling us if telephone privileges apply (1-800-247-9988). If you stop the transfers, you may not start them again until six months after the last scheduled transfer.


Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your policy value in your Investment Accounts over time.
     EXAMPLE: You may choose to rebalance so that 50% of your policy values are in the Bond division and 50% in the Capital Value division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond division and 40% in the Capital Value division. By rebalancing, units from the Bond division are sold and the proceeds are used to purchase units in the Capital Value division so that 50% of the policy values are once again invested in each division.


You may elect APR at the time of application or after the Policy has been issued. The transfers are made at the end of the next valuation period after we receive your instruction. APR transfers:
o    do not begin until the expiration of the free-look period;
o are done without charge (and are not counted as unscheduled transfers when determining any transfer fee);
o    may be done on the frequency you specify:
     o quarterly APR transfers may be done on a calendar year or policy year basis,
     o semiannual or annual APR transfers may only be done on a policy year basis.
o may be done, if telephone privileges apply, by calling us at 1-800-247-9988 or mailing us your written request.

APR is not available for values in the Fixed Account. If you have scheduled transfers from Investment Accounts, APR is not available for those Investment Accounts.

Policy Loans
While your Policy is in effect and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
o    The minimum policy loan is $500.
o The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
o If telephone privileges apply, you may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $5,000, your request must be made in writing.
o Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL PROVISIONS - Delay of Payments).
o Requests for policy loans from any joint owner are binding on all joint owners.

Loan Account
When a policy loan is taken, an amount equal to the loan is transferred from your Investment Account(s) and Fixed Account to your Loan Account. Loan Accounts are part of our General Account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. Any loan interest due and unpaid is transferred in the same manner.

Your Loan Account earns interest from the date of transfer. During the first ten policy years, the loan account interest rate is 6% per year. After the tenth policy year, the loan account interest rate is 7.75% per year.

You pay interest on your policy loan at the annual rate of 8%. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your Fixed Account and/or Investment Account(s) and transferred to the Loan Account. Withdrawals are made in the same proportions as described above.

Policy loans and unpaid loan interest reduce your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination).

While the Policy is in force and before the insured dies, policy loans and loan interest may be repaid as follows:
o    policy loans may be repaid totally or in part;
o repayments are allocated to the Investment Account(s) and Fixed Account in the proportions used for allocation of premium payments; and
o payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the Investment Account(s) and the interest credited to the Fixed Account. In addition, policy loans and unpaid loan interest are subtracted from:
o    death proceeds at the insured's death;
o    surrender value upon total surrender or termination of a Policy; and
o    maturity proceeds payable at maturity.

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees.


Total surrender
---------------
You may surrender the Policy on or before the maturity date while the Policy is in effect. You receive the net surrender value at the end of the valuation period during which we receive your surrender request. The net surrender value is the total of the values of your Investment Accounts plus your Fixed Account plus your Loan Account minus any applicable surrender charge, policy loans and unpaid loan interest (see CHARGES AND DEDUCTIONS - Surrender Charge).
o If the total surrender is within ten years of the policy date or a face amount increase, a surrender charge is imposed.
o The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
o We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.


Partial surrender
-----------------
After the second policy anniversary and prior to the maturity date, you may surrender a part of the Fixed Account and/or Investment Account value by sending us a written request. The surrender is effective at the end of the valuation period during which we receive your written request for surrender. You may not request more than two partial surrenders in each policy year.

The minimum amount of a partial surrender is $500. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).

You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or 2% of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.


Your policy value is reduced by the amount of the surrender and the transaction fee. We surrender units from the Investment Account divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request and transaction fee. The surrender is deducted from your Fixed Account value and/or your Investment Account(s) according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. The amount surrendered is taken from the premiums paid on a last-in, first-out basis. No surrender charge is imposed on a partial surrender.

If the Option 1 death benefit is in effect and a partial surrender is made, the face amount of the policy is also reduced by the amount of the surrender and the transaction fee. Total and partial surrenders from the Policy are generally paid within five business days of our receipt of your request for surrender. Certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payments).

DEATH BENEFITS AND RIGHTS

Death Proceeds
While the Policy remains in force and before the maturity date, we pay death proceeds upon the insured's death.
o We must receive proof of the insured's death and all other required documents.
o Payments are made to your named beneficiary(ies) under your designated death benefit option (see GENERAL PROVISIONS - Beneficiary).

The payments are made in cash lump sum or under a benefit payment option selected by the beneficiary(ies). Death proceeds are calculated as of the date of the insured's death and include:
o    the death benefit described below;
o    plus proceeds from any benefit rider on the insured's  life;
o    minus policy loans and unpaid loan interest;
o minus any overdue monthly policy charges if the insured died during a grace period;
o plus interest on the death proceeds from date of death until date of payment or application under a benefit payment option. (We determine the interest rate which will not be not less than the rate required by state law.)

Death Benefit Option
You choose death benefit Option 1 or Option 2 at the time of application.

Option 1 (level amount option)
------------------------------
The death benefit is the greater of 1) the Policy's current face amount, or 2) the policy value on the date of death multiplied by the applicable percentage. The applicable percentage is 250% for an insured age 40 or below and the percentage declines with increasing ages. The death benefit remains level unless the applicable percentage of policy value exceeds the current face amount (in which case the death benefit varies as the policy value varies).

Illustration of Option 1
------------------------
Assume that the insured is under age 40 and that there is no loan amount and that the policy face amount is $500,000.

Under Option 1, the death benefit must be equal or greater than 250% of the policy value. If the policy value is more than $200,000, the death benefit is greater than $500,000. Each additional dollar added to the policy value above $200,000 increases the death benefit by $2.50. If the policy value exceeds $200,000 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.

Similarly, if the policy value exceeds $200,000, each dollar taken out of the policy value reduces the death benefit by $2.50. For example, if the policy value is reduced from $500,000 to $450,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,250,000 to $1,125,000. However, if at any time the policy value multiplied by the applicable percentage is less than the face amount, the death benefit equals the current face amount of the Policy.

The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would not be greater than the $500,000 face amount unless the policy value exceeded $270,270 rather than $200,000. Each dollar added to or taken from the policy value changes the death benefit by $1.85 (rather than $2.50).

Option 2 (variable amount option)
---------------------------------
The death benefit is equal to the greater of 1) the current face amount plus the policy value on the date of death, or 2) the policy value on the date of death multiplied by the applicable percentage.

Illustration of Option 2
------------------------
Assume that the insured is under age 40 and that there is no loan amount and that the policy face amount is $500,000.

A policy with a policy value of $100,000 has a death benefit of $600,000 ($500,000 plus $100,000); a policy value of $300,000 has a death benefit of $800,000 ($500,000 plus $300,000). The death benefit however must be at least 250% of the policy value. As a result, if the policy value exceeds $333,334, the death benefit is greater than the face amount plus policy value. Each additional dollar of policy value above $333,334 increases the death benefit by $2.50. If the policy value exceeds $333,334 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.

If the policy value exceeds $333,334, each dollar taken out of the policy value reduces the death benefit by $2.50. For example, the policy value is reduced from $400,000 to $340,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,000,000 to $850,000. However, if the policy value multiplied by the applicable percentage is less than the policy face amount plus the policy value, then the death benefit is the current face amount plus the policy value.

The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would be the sum of the policy value plus $500,000 unless the policy value exceeded $588,237 rather than $333,334. Each dollar added to or taken from the policy value changes the death benefit by $1.85 (rather than $2.50).

                             APPLICABLE PERCENTAGES*

(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)

         Insured's attained age                        percentage
         ----------------------                        ----------
                40 and under                              250
                45                                        215
                50                                        185
                55                                        150
                60                                        130
                65                                        120
                70                                        115
                75 through 90                             105
                95                                        100

    * We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the Code.

Change in Death Benefit Option
You may change the death benefit option on or after the second policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. Changing the death benefit option changes the future cost of insurance.

If you change from Option 1 to Option 2, the new face amount is the old face amount decreased by the policy value (as of the effective date of the change). The change is not allowed if it would result in a face amount of less than $50,000. A change from Option 1 to Option 2 may require evidence of insurability for the new death benefit if required by our underwriting guidelines in place at the time of your request.

If you change from Option 2 to Option 1, the new face amount is the old face amount increased by the policy value (as of the effective date of the change). A change from Option 2 to Option 1 does not require evidence of insurability.

Adjustment Options
Increase in policy face amount
------------------------------
You may request an increase at any time provided that the policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in face amount is $50,000. A face amount increase request made in the first 24 policy months will increase the minimum monthly required premium for the remainder of the 24 months. If your request is not approved, no changes are made to your Policy.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured.

We will approve your request if at the time of your request:
o    the insured is age 85 or less; and
o we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines then in place.

The increase in face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No free-look period applies to an increase in face amount.

We calculate an adjustment conditional receipt premium deposit based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the adjustment application is held in our General Account without interest. If we approve the adjustment, the amount of the premium payment being held minus the premium expense charge is allocated to the Investment Accounts and/or Fixed Account on the effective date of the adjustment. Your current premium allocation percentages are used to make this allocation.

Decrease in policy face amount
------------------------------
After the first two policy years, you may request a decrease in the policy face amount as follows:
o    the request must be made on an adjustment application;
o    the application must be signed by both the owner(s) and the insured;
o    the policy is not in a grace period;
o    monthly policy charges are not being waived under a waiver rider; and
o    the decrease may not reduce the policy face amount below $50,000.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. Fees for administrative expenses are also charged on certain transfers and all partial surrenders.

Premium Expense Charge
When we receive your premium payment, we deduct a premium expense charge. This charge includes:
o sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
     o    during each of the first ten years; and
     o with respect to premiums made because of a face amount increase, during the first ten years after the increase.
o    2.20% for state and local taxes.
o    1.25% for federal taxes.

The sales load is intended to pay us for distribution expenses. These expenses include commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Sales loads charged in any policy year are not necessarily related to actual distribution expenses incurred in that year. We expect that the majority of these expenses are incurred in the early years of a Policy and that any deficit is made up during the life of the Policy.

If distribution expenses are more than the sales load (including the sales load portion of the surrender charge), the deficit is made up from our other assets or surplus in our General Account.


For the twelve month period ending December 31, 1999, we collected $2,172,052 in premium expense charges and $2,724,938 in premium tax charges from these Policies.


Monthly Policy Charge
The monthly policy charge is intended to cover certain charges and expenses incurred in connection with the Policy. Deductions are made up of:
o    a charge for the cost of insurance;
o    a charge for any optional benefit added by rider(s);
o    a monthly administration charge; and
o    a mortality and expense risks charge (applies only to Investment Accounts).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the Investment Accounts and/or Fixed Account (but not your Loan Account). The deduction is made using your current monthly policy charge allocation percentages.
Your allocation percentages may be:
o    the same as allocation percentages for premium payments;
o    determined on a prorated basis; or
o    determined by any other allocation method which we agree upon.


For each division and the Fixed Account, the allocation percentage must be a whole percentage number or zero. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the date we receive your request. If we cannot follow your instructions because of insufficient value in any Investment Account and/or the Fixed Account, the monthly policy charge is deducted on a prorated basis.

For the twelve month period ending December 31, 1999, administrative and cost of insurance charges totaled $16,006,585 for these Policies.


Cost of Insurance Charge
Your monthly cost of insurance charge is (a) multiplied by (b minus c) where:
(a)  is the cost of insurance rate described below divided by 1,000;
(b)  is the death  benefit  at the  beginning  of the policy  month,  divided by
     1.0024663 (the sum of one plus the monthly guaranteed fixed account interest rate); and
(c) is the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

The cost of insurance rate is based on the gender*, issue age, duration since issue, smoking status, and risk classification of the insured. We determine the rate based on our expectation as to mortality experience. Changes in the cost of insurance rates apply to all individuals of the same age, gender*, smoking status and risk classification. The rate will never exceed the rate shown in the Table of Guaranteed Maximum Cost of Insurance Rates in the Policy. The guaranteed maximum cost of insurance rate is based on the gender*, smoking status, attained age and risk classification of the insured.

Different cost of insurance rates may apply to face amount increases. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, smoking status, attained age and risk classification at the time of the increase.

     * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Administration Charge
Current charges
---------------
o The monthly administration charge in the first policy year is 1/12 x ($.40 per $1,000 of face amount) with a minimum monthly charge of $6.00 and a maximum monthly charge of $16.67.
o    After the first policy year, the monthly administration charge is $6.00.

Guaranteed administration charges
---------------------------------
o The guaranteed maximum monthly administration charge in the first policy year is 1/12 x ($.60 per $1,000 of face amount) with a minimum monthly charge of $25.
o After the first policy year, the guaranteed maximum monthly administration charge is $10.00.

The Policy also has a contingent deferred administration charge as part of the surrender charge. The surrender charge applies to total surrender of the Policy and to termination of the Policy at the end of a grace period (see CHARGES AND DEDUCTIONS - Surrender Charge).

The monthly administration charge and the deferred administration charge reimburse us for the administrative expenses of the Policy and the Separate Account. Administration expenses do not include the cost of selling the Policy. They do include the costs of: processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes; reporting and overhead. We do not expect to collect more from the administration charges than our actual accumulated expenses.

Mortality and Expense Risks Charge
The mortality risk we assume is that insureds may live for a shorter period of time than we estimate. As a result, we would have to pay a greater amount in death benefits than we collect in premium payments. The expense risk we assume is that expenses incurred in issuing and administering the policy are greater than we estimated. The Company expects to make a profit from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

Each month during the first nine policy years, we deduct a charge for these risks at an annual rate of 0.90% of your Investment Account(s). Each month thereafter, we deduct a charge at an annual rate of 0.27% of your Investment Account(s).

We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.90%. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.


During the twelve month period ending December 31, 1999, mortality and expense risks charges totaled $1,148,956 for these Policies.


Transaction Fees
A transaction fee of the lesser of $25 or 2% of the surrender amount applies to each partial surrender and is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

We reserve the right to charge a transfer fee on each unscheduled transfer after the 12th such transfer in a policy year. The fee will not be more than $25 per unscheduled transfer.


Surrender Charge
Surrender charges vary based on the target premium of the Policy and the premiums paid. If you decide to cancel your Policy, a surrender charge could be deducted from your accumulated value and reduce the amount paid to you (net surrender value). The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The net surrender value equals the accumulated value less any surrender charges, loans and loan interest. In addition:
o    surrender charges apply within the first ten policy years;
o any requested increase in face amount carries its own surrender charge period that begins on the adjustment date; and
o surrender charges are not affected by any decrease in face amount or any change in face amount resulting in a change of death benefit option.

Surrender charges have two components- the contingent deferred sales charge and the contingent deferred administration charge.
o The contingent deferred sales charge is assessed to recover expenses relating to the sale of the Policy. These include commissions, advertising and printing of prospectuses and sales literature.
o The contingent deferred administration charge is intended to reimburse the company for administrative expenses in issuing the Policy. These expenses include processing the application and setting up records.

Surrender charges do not typically start high and decrease over time. Typically, surrender charges on the Policy are lower in the first two policy years, reach a maximum level in the third year and decrease after year five. Please refer to your policy data pages for the Table of Maximum Surrender Charges.

All or a portion of the surrender charge is waived on Policies issued with an accounting benefit rider. The waiver applies to total surrender of Policies in early policy years. An accounting benefit rider may be issued to a corporate owner of a Policy. The rider is designed to permit the corporation to reflect greater policy values on its financial statements in early policy years than would otherwise be permitted.

During the twelve month period ended December 31, 1999, we collected $1,240,280 in surrender charges from these Policies.

Contingent deferred sales charge (CDSC)
---------------------------------------
The contingent deferred sales charge is equal to 47.25% of the lesser of 1) the sum of all premiums paid up to date, or 2) the target premium total as calculated below.

The target premium total used to calculate the CDSC is the target premium times a multiplier based on a) the age of the insured and b) the state in which the policy was issued. The target premium can be found in Appendix B. The multiplier is shown in the table below:

                                         Target Premium Multiplier
                                ------------------------------------------
          Insured's Age          All States
           on Issue or          Except Oregon
         Adjustment Date        and New York       New York         Oregon
         ---------------        -------------      --------         ------
              0-45                2.00                2.00           2.00
              46-50               2.00                1.90           2.00
              51-55               2.00                1.75           2.00
              56-60               2.00                1.65           2.00
              61-65               2.00                1.55           2.00
              66-70               1.50                1.50           1.45
              71-75               1.08                1.10           1.05
              76-80               0.80                0.80           0.80
              81-85               0.48                0.50           0.50

     CDSC Example:
              target premium (50 x 6.12 (from Appendix B))        $306.00
              target premium multiplier (from table above)           2.00
                                                                  -------
              target premium total for CDSC                       $612.00

     The target premium total ($612.00 is less than the total of all premiums paid ($822.00)). The CDSC is 47.25% x $612.00 ($289.17).

     The example assumes:
          insured's age:  22                issue state:  Florida
          insured's gender:  Male           face amount:  $50,000
          premiums paid to date:  $822.00   adjustments:  none
                                            years in force:  4

Contingent deferred administration charge (CDAC)
------------------------------------------------
The contingent deferred administration charge is $3 per $1,000 of face amount. The CDAC is subject to a maximum of $1,500.

     CDAC Example:        face amount             $50,000
                          divided by                1,000
                                                  -------
                                                       50
                          times                     $3.00
                                                  -------
                          CDAC is                 $150.00

   The example assumes:   insured's age:  22
                          insured's gender:  Male
                          premiums paid to date:  $822.00
                          issue state:  Florida
                          face amount:  $50,000
                          adjustments:  none
                          years in force:  4


Surrender charge percentage
---------------------------
The surrender charge during any policy year is equal to (a plus b) times c where:
a is the CDSC;
b is the CDAC; and
c is the applicable surrender charge percentage shown below:

                       Surrender Charge Percentage Table
                       ---------------------------------
        Number of years since policy          The following percentage of
       date and/or the adjustment date        surrender charge is payable
       -------------------------------        ---------------------------
                 1 through 5                            100.00%
                     6                                   95.24
                     7                                   85.71
                     8                                   71.43
                     9                                   52.38
                    10                                   28.57
                11 and later                             00.00

     Surrender Charge Example: CDSC                                  $289.17
                               plus CDAC                              150.00
                                                                     -------
                                                                     $439.17
                               times the applicable percentage       100.00%
                                                                     -------
                               total surrender charge                $439.17

     The example assumes:   insured's age:  22
                            insured's gender:  Male
                            premiums paid to date:  $822.00
                            issue state:  Florida
                            face amount:  $50,000
                            adjustments:  none
                            years in force:  4

When the face amount on a Policy is increased, the surrender charge on the additional face amount is calculated separately. For example, if the above Policy had a face increase of $10,000 in policy year 3, the surrender charge on the original face amount would be calculated as shown above. The surrender charge on the face amount increase is calculated separately based on the insured's age at the time of the increase. The surrender charges are added together to determine the total surrender charge. In this example, in policy year 11 the surrender charge on the original face amount is zero and the surrender charge on the face amount increase applies for an additional 3 years (for a total of 11 years after the face amount increase).

Sales Charge Limitations
If you surrender your policy within two years of issue or of an increase in face amount, a sales charge refund is made to the extent that the total sales charge deducted exceeds (a) plus (b), where:
(a)  is 30% of actual premium payments made up to the lesser of:
     o    one guideline annual premium; or
     o    the maximum amount of premiums subject to the deferred sales charge.
(b) is 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of:
     o    two guideline annual premiums; or
     o    the maximum amount of premiums subject to the deferred sales charge.


Other Charges
The Investment Accounts represent shares of divisions of the Separate Account. The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the fund. Current management fees and operating expenses for each mutual fund are shown in the section entitled THE FUNDS.

Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis.
o group arrangement - program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis.
o sponsored arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
o employees, officers, directors, agents and immediate family members of the group or sponsored arrangement, and
o    employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments).

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other policy owners with policies funded with the Separate Account.

In addition, groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, expanded non-medical underwriting and guaranteed issue underwriting.

THE FIXED ACCOUNT

You may allocate net premiums and transfers from your Investment Account(s) to the Fixed Account. The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our home office or from a sales representative.

Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of assets in the General Account.

We guarantee that net premiums allocated to the Fixed Account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

The mortality and expense risks charge is not imposed on amounts in the Fixed Account. The value of your Fixed Account on any valuation day is:
o    net premiums allocated to the Fixed Account
o    plus transfers from the Investment Account(s)
o    plus interest credited to the Fixed Account
o    minus surrenders, surrender charges and monthly policy charges
o    minus transaction fees allocated to the Fixed Account
o    minus transfers to the Loan Account
o    minus transfers to the Separate Account.

POLICY TERMINATION AND REINSTATEMENT

Policy Termination
You must make an initial minimum monthly premium payment to have coverage under the Policy. A minimum premium is required during the first 24 policy months. During the first 24 policy months:
o The sum of the premiums paid must be at least equal to the minimum required premium on a monthly date.
o The minimum required premium on a monthly date is the sum of the minimum monthly premium since the policy date to the most recent monthly date. The current minimum monthly premium is shown on your current data pages.
o We will send you a pending lapse notice if you have made insufficient premium payments.

After the first 24 policy months or any time a policy loan is taken:
o The net surrender value of your policy must at least equal the monthly policy charge on a current monthly date.
o If your Policy has a death benefit guarantee rider, its premium must be paid.
o We will send you a pending lapse notice if you have made insufficient premium payments.
o Making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force.

Grace Period
------------
The grace period begins when we send you a notice of pending lapse.  The notice:
o    is mailed to your last known post office address;
o    shows the minimum payment required to keep the Policy in force; and
o    shows the 61-day period during which we will accept the required payment.

If the grace period begins because the sum of the premiums paid is less than the minimum required premium, the minimum payment is (a) minus (b) where:
(a) is the minimum required premium due on the second monthly date following the beginning of the grace period, and
(b)  is the sum of the premiums paid since the policy date.

If the grace period ends before we receive the minimum payment, we will pay you any remaining policy value which is (a) minus (b) where:
(a) is the net surrender value on the monthly date on or immediately preceding the start of the grace period, and
(b)  is the two monthly policy charges during the grace period.


If the grace period begins because the net surrender value is less than the current monthly policy charge, the minimum payment is equal to (a) plus (b) divided by (c) where:
(a) is the amount by which the surrender charge is more than the policy value on the monthly date on or immediately preceding the start of the grace period;
(b)  is three monthly policy charges; and
(c)  is one minus the maximum premium expense charge percentage.


To cover past due policy charges, if the grace period ends before we receive the minimum payment, we keep any remaining value in the Policy. This payment is intended to 1) reimburse us for the monthly policy charges during the grace period, and 2) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period.

Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly policy charges as they are processed. If the net surrender value is not at least as much as the monthly policy charge on any monthly date, a new 61-day grace period starts.


The Policy is in force during a grace period. If we do not receive the required payment, the Policy terminates as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, policy proceeds are reduced by:
o    all monthly policy charges due and unpaid at the insured's death; and
o    any policy loans and unpaid loan interest.


The Policy also terminates  when:
o    you make a total policy surrender;
o    death proceeds are paid; and
o    maturity proceeds are paid.

When the Policy terminates, all of your policy rights and privileges end.


Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
o    prior to the maturity date and while the insured is alive;
o upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
o    if you make a payment of a reinstatement premium which is equal to (a) plus
     (b) divided by (c) where:
     (a) is the amount by which the surrender charge is more than the policy value on the monthly date at the start of the grace period before the monthly policy charge is deducted;
     (b) is three monthly policy charges; and
     (c) is one minus the maximum premium expense charge percentage (see CHARGES AND DEDUCTIONS - Premium Expense Charge); and
o if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).


If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest is not collected for the period the Policy was terminated).

We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held without interest until the reinstatement date. They are allocated to your selected Investment Accounts and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy and then it is totally surrendered, a surrender charge may be imposed. The charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not credited toward the number of policy years to make this calculation.

OTHER MATTERS

Voting Rights
We vote Investment Account shares held in the Separate Account at shareholder meetings. We follow the voting instructions received from people having the voting interest in the Account shares.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the Investment Accounts. Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.

According to procedures adopted by the mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote other Account shares, for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Account shares held in our General Account are voted in proportion to instructions that are received with respect to the participating contracts.

If we determine, under applicable law, that Account shares need not be voted according to the instructions received, we may vote Account shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
o    change a subclassification or investment objective of the Account; or
o    disapprove an investment advisory contract of the fund or Account; or
o approve changes initiated by an owner in the investment policy or investment advisor of the Account or mutual fund if we reasonably disapprove of the changes.


The change would be disapproved only if:
o    the proposed change is contrary to state law;
o    prohibited by state regulatory authorities; or
o we determine the change is inconsistent with the investment objectives of the mutual fund.
If we disregard voting instructions, a summary of the action and the reason for the actions will be included in the next semiannual report from the underlying fund to owners.

Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:
o    current death benefit;
o    current policy value and surrender value;
o    all premiums paid since the last statement;
o    all charges since the last statement;
o    any policy loans and unpaid loan interest;
o    any partial surrenders since the last statement;
o    the number of units and unit value;
o    total value of each of your Investment Accounts and the Fixed Account;
o    designated beneficiary(ies); and
o    all riders included in the Policy.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a current statement by telephoning 1-800-247-9988.

We also send you the reports required by the Investment Company Act of 1940.


Services Available by Telephone
Telephone Instructions
----------------------
Unless you decline telephone privileges on the supplemental application, instructions for the following transactions may be given to us via the telephone:
o request policy loan (loan proceeds are mailed only to the owner's address of record);
o    change in allocations of future premium payments;
o    change in allocation of the monthly policy charge;
o    change to your APR instructions;
o    change to your DCA instructions; and
o provide instructions for unscheduled Investment Account and/or Fixed Account transfers.


Telephone instructions:
o may be given by calling us at 1-800-247-9988 between 7 a.m. and 5 p.m. Central Time on any day that the New York Stock Exchange is open;
o must be received by us before the close of the New York Stock Exchange (generally 3:00 p.m. Central Time) to be effective the day you call;
o are effective the next valuation day if not received until after the close of the New York Stock Exchange; and
o    from one joint owner are binding on all joint owners.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the Separate Account and the Company reserve the right to refuse telephone orders. You are liable for a loss resulting from a fraudulent telephone order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record.


Direct Dial
-----------
You may receive information about your policy from our Direct Dial system between 7:00 a.m. and 9:00 p.m. Central Time, Monday through Saturday. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
o    obtain information about unit values and policy values;
o    initiate certain changes to your policy; and
o    change your personal  identification  number.
Instructions from one joint owner are binding on all joint owners.


GENERAL PROVISIONS

The Contract
The entire contract is made up of: applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised Policy or data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more supplemental benefits to your Policy. These include:
o    term insurance options
o    waiver of monthly policy charges
o    accelerated benefits in the event of terminal illness
o    cost of living increases
o    accidental death coverage
o    waiver of premium payments upon disability
o    extended coverage
o    death benefit guarantees
o    riders that apply only to business owned Policies

Detailed information concerning supplemental benefits may be obtained from an authorized agent or our home office. Not all supplemental benefits are available in all states. The cost, if any, of an optional insurance benefit is deducted as part of your monthly policy charge.


Death Benefit Guarantee Rider (also known as the "no lapse guarantee")
----------------------------------------------------------------------
This rider provides that if the rider premium is paid, the Policy does not lapse even if the net surrender value is not enough to pay the monthly policy charges on a monthly date. This rider is automatically made a part of the policy if the planned periodic premium is equal to or greater than the death benefit guarantee premium or if the first year paid premium is large enough to satisfy the death benefit (no lapse) guarantee premium requirement for one year.

The death benefit (no lapse) guarantee premium  requirement is met if:
o    the sum of all premiums paid
o    minus any partial surrenders
o minus any policy loans and unpaid loan interest is at least as much as the sum of death benefit guarantee monthly premiums from the policy date to the most recent monthly date. Your most recent death benefit (no lapse) guarantee premium is shown on your current data page.


The death benefit (no lapse) guarantee premium is based on the issue age, gender (where permitted by law) and risk classification of the insured. The monthly death benefit (no lapse) guarantee premium is considered to be zero for any month that deductions are being waived. This premium may change if:
o    the Policy face amount is changed;
o    the death benefit option is changed;
o    a rider is added or deleted; or
o    an adjustment is made to your Policy.
As a result of a change, an additional premium may be required to satisfy the new death benefit (no lapse) guarantee premium.

If on any monthly date, the death benefit (no lapse) guarantee premium requirement is not met, we send you a notice stating the premium required to reinstate the rider. If the premium required to maintain the guarantee is not received in our home office before the expiration of the 61-day grace period (which begins when the notice is mailed), the death benefit (no lapse) guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.

If the rider is in effect on the policy maturity date, we pay you the excess, if any, of the face amount over the maturity proceeds.

This rider is not available in Massachusetts.


Extended Coverage Rider
-----------------------
This Rider allows the policyowner, under most circumstances, to extend the policy's maturity date to the date of the insured's death. This rider may be added any time prior to the insured's 95th birthday without additional underwriting. Policy benefits are paid to the beneficiary as income tax-free death proceeds.

This rider is not available in Massachusetts.


Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Ownership
You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if the Policy is surrendered, death or maturity proceeds are paid, or if the grace period ends without our receiving the payment required to keep the Policy in force. The rights and privileges end as of the monthly date on or immediately preceding the start of the grace period.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeed to that person's ownership interest, unless otherwise specified. If all owners die before the policy terminates, ownership of the Policy passes to the insured. With our consent, you may specify a different arrangement for contingent ownership.

Beneficiary
You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the death of the surviving insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit options of the Policy. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.

Benefit Payment Options
While the insured is alive, you may arrange for death proceeds to be paid in a lump sum or under one of several fixed benefit payment options. These choices are also available if the Policy is surrendered or matures.

o    Special Benefit Arrangement
     A specially  designed  benefit option may be arranged with our approval.
o    Proceeds left at interest
     We hold the amount of the benefit on deposit. Interest payments are made annually, semiannually, quarterly or monthly as selected.
o    Fixed Income
     We pay  income of a fixed  amount  for a fixed  period  (not  exceeding  30 years).
o    Life Income
     We pay income during a person's lifetime. A minimum guaranteed period may be used.
o    Joint and Survivor Life Income
     We pay income during the lifetime of two people and continue until the death of the survivor. This option includes a minimum guaranteed period of 10 years.
o    Joint and Two-thirds Survivor Life Income
     We pay an income during the lifetime of two people and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest will be applied to calculate the above benefit payment options. We determine the interest rate which will not be less than the rate required by state law.

Right to Exchange Policy
During the first 24 months after the policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) that we make available for this purpose. No charge is imposed on this exchange. Your exchange request must be postmarked or delivered to our home office before the end of the 24-month period. The exchange is effective when we receive 1) your written request, 2) any amount required as an adjustment, and 3) surrender of the Policy.

You may also exchange the Policy for a fixed-benefit, flexible premium policy we make available for this purpose if there is a material change in the investment policy of a division (see GENERAL PROVISIONS - Addition, Deletion or Substitution of Investments). In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period) (see DEATH BENEFITS AND RIGHTS - Adjustment Options).


The new policy:
o must be the same face amount, or the same amount at risk, as the original policy did at the time of your request;
o    has the same insured as the original Policy;
o    premiums are based on the same gender, issue age and risk classification;
o payments and cash values or policy values may be adjusted to reflect variances, if any, in the payments and policy values under the Policy and the new policy;
o    minimum benefits are fixed and guaranteed;
o    does not participate in the investment  experience of the Separate Account;
     and
o    does not require evidence of insurability.


Any policy loan and loan interest must be:
o    repaid before the exchange; or
o    transferred to the new policy.

Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy. Two conditions must be met:
o in your written request for the exchange, you must indicate that the rider(s) should be part of the new policy; and
o the similar benefit rider(s) is available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, gender and risk classification of the insured under the Policy.

Participating Policy
Policies issued in certain states share in any divisible surplus of the Company. The Company will determine each Policy's share of the surplus and will credit it as a dividend at the end of each policy year. The Company does not expect to pay any dividends under the Policy. Dividends, if any, will be paid in cash.

Policies issued in certain other states will not share in any divisible surplus of the Company. A current list of which category your state falls into may be obtained from a sales representative or our home office.


Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. The time limit in the incontestability period does not apply to fraudulent misrepresentations.


Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any policy loans and unpaid loan interest and partial surrenders. In the event of suicide within two years of a face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. Any refund will be paid to the beneficiary(ies).

Delay of Payments
Payment due to exercise of your rights under the free-look provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from an Investment Account are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, total or partial surrender, policy loan, death, maturity or the transfer to or from a division of the Separate Account may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
o trading on the New York Stock Exchange is restricted as determined by the SEC or when the Exchange is closed for other than weekends and holidays, or
o    an emergency  exists,  as  determined  by the SEC, as a result of which:
     o disposal by a fund of securities owned by it is not reasonably practicable;
     o it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
     o    the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first valuation date following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


Addition, Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
o    transfer  assets  in any  division  to  another  division  or to the  Fixed
     Account;
o    add, combine or eliminate divisions in the Separate Account; or
o substitute the shares of an Investment Account for the Investment Account shares in any division:
     o if shares of an Investment Account are no longer available for investment; or
     o if in our judgement, investment in an Investment Account becomes inappropriate considering the purposes of the Separate Account.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another Investment Account(s) and/or the Fixed Account without charge. In the alternative, you may exchange the Policy for a fixed-benefit, flexible premium life insurance policy we offer for this purpose. You may exercise this exchange privilege until the latter of 60 days after: 1) the effective date of the change; or 2) the date you receive a notice of the options available. You may only exercise this right if you have an interest in the affected division(s). The face amount of the new policy is the death benefit of the Policy on the date of the exchange.

DISTRIBUTION OF THE POLICY

We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934, who are members of the National Association of Securities Dealers, Inc. (NASD).

The Policies will be distributed by the general distributor, Princor Financial Services Corporation (Princor), which is an affiliate of ours. Princor is a securities broker-dealer registered with the SEC and a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

For Policies sold through Princor, commissions generally will be no more than 50% of premium received in the first policy year, or the first year following an adjustment, up the planned periodic premium (not to exceed target premium). In addition, a commission of up to 3% of premium above the lesser of planned periodic or target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through tenth years following the policy date (or adjustment date), commissions range from 0% to 2% of premiums received. A service fee of up to 2% is paid on premiums received after the second policy year. Expense allowances may be paid to agents and brokers based on premiums received.


For the twelve month period ended December 31, 1999, we paid Princor $15,260,477 to compensate registered representatives of Princor for sale of these Policies.


OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION

The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation. The principal business address for each officer and director is: Principal Financial Group, Des Moines, Iowa 50392.


*JOHN E. ASCHENBRENNER            Director
CRAIG R. BARNES                   Vice President
*CRAIG L. BASSETT                 Treasurer
*MICHAEL J. BEER                  Executive Vice President
*DAVID J. DRURY                   Director
*RALPH C. EUCHER                  Director and President
*ARTHUR S. FILEAN                 Senior Vice President
*DENNIS P. FRANCIS                Director
*PAUL N. GERMAIN                  Vice President - Mutual Fund Operations
*ERNEST H. GILLUM                 Vice President - Product Development
*THOMAS J. GRAF                   Director
*J. BARRY GRISWELL                Chairman of the Board and Director
*JOYCE N. HOFFMAN                 Vice President and Corporate Secretary
*ELLEN Z. LAMALE                  Director
*JULIA M. LAWLER                  Director
*RICHARD L. PREY                  Director
*LAYNE A. RASMUSSEN               Controller - Mutual Funds
*ELIZABETH R. RING                Controller
*MICHAEL J. ROUGHTON              Counsel
*JEAN B. SCHUSTEK                 Assistant Vice President - Registered Products
*KAREN E. SHAFF                   Senior Vice President and General Counsel
DEWAIN A. SPARRGROVE              Vice President


EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS):

JOHN EDWARD ASCHENBRENNER           Executive Vice President
PAUL FRANCIS BOGNANNO               Senior Vice President
GARY MERLYN CAIN                    Senior Vice President
CHARLES ROBERT DUNCAN               Senior Vice President
DENNIS PAUL FRANCIS                 Senior Vice President
MICHAEL HARRY GERSIE                Executive Vice President and Chief Financial
                                         Officer
THOMAS JOHN GRAF                    Senior Vice President
ROBB BRYAN HILL                     Senior Vice President
DANIEL JOSEPH HOUSTON               Senior Vice President
ELLEN ZISLIN LAMALE                 Senior Vice President and Chief Actuary
MARY AGNES O'KEEFE                  Senior Vice President
RICHARD LEO PREY                    Senior Vice President
KAREN ELIZABETH SHAFF               Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA               Senior Vice President
NORMAN RAUL SORENSEN                Senior Vice President
CARL CHANSON WILLIAMS               Senior Vice President and Chief Information
                                         Officer
LARRY DONALD ZIMPLEMAN              Senior Vice President


DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY

Principal Life Insurance Company is managed by a Board of Directors. The directors, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:

Name, Positions and Offices         Principal Occupation During Last 5 Years
---------------------------         ----------------------------------------
BETSY  JANE BERNARD                 Executive Vice President, U.S. West since 1998. President and Chief Executive Officer, since
Director                            1998. President and Chief Executive Officer, AVIRNEX Communications Group since 1997. President
Member, Nominating Committee        and Chief Executive Officer,  Pacific Bell Communications  since 1995.

JOCELYN CARTER-MILLER               Corporate Vice President and Chief Marketing Officer, Motorola, Inc. since 1999. Vice President,
Director                            1998-1999; Vice President and General Manager, since 1997. Prior thereto, Vice President of
Member, Audit Committee             Latin American and Caribbean Operations of Motorola.

DAVID JAMES DRURY                   Chairman, Principal Life Insurance Company since 2000. Chairman and Chief Executive
Director, Charirman of the Board    Officer 1995-2000.
Chair, Executive Committee

CHARLES DANIEL GELATT, JR.          President, NMT Corporation since 1986.
Director
Member, Executive Committee
Chair, Human Resources Committee

JOHN BARRY GRISWELL                 President and Chief Executive Officer, Principal Life Insurance Company since 2000. President
Director                            1998-2000; Executive Vice President 1996-1998; Senior Vice President 1991-1996.

GERALD DAVID HURD                   Retired. Chairman and Chief Executive Officer, Principal Life Insurance Company 1989-1994.
Director
Member, Executive and
Nominating Committees

CHARLES SAMUEL JOHNSON              Retired.  Executive Vice President of DuPont  1999-2000.  Chairman,  President and Chief
Director                            Executive Officer, Pioneer Hi-Bred International, Inc. 1996-1999; President and Chief
Member, Audit Committee             Executive Officer 1995-1996; President and Chief Operating Officer 1995.

WILLIAM TURNBALL KERR               Chairman, President & Chief Executive Officer, Meredith Corporation since 1998.
Director                            President and Chief Executive Officer, 1997-1998;  President and Chief Operating Officer
Member, Executive Committee and     1994-1997. Prior thereto, Executive Vice President.
Chair, Nominating Committee

LEE LIU                             Chairman Alliant Energy  Corporation since 1998.  Chairman and Chief Executive  Officer, IES
Director                            Industries, Inc., 1996-1998. Prior thereto, Chairman, President and Chief Executive Officer.
Member, Executive and Human
Resources Committees

VICTOR HENDRIK LOEWENSTEIN          Managing Partner, Egon Zehnder International since 1979.
Director
Member, Nominating Committee

RONALD DALE PEARSON                 Chairman, President and Chief Executive Officer, Hy-Vee, Inc. since 1989.
Director
Member, Human Resources Committee

FEDERICO FABIAN PENA                Senior Advisor of Vestar Capital  Partners since 1998.  Secretary,  U.S.  Department of Energy
Director                            1996-1998; Secretary, U.S. Department of Transportation 1993-1996.
Member, Audit Committee

JOHN ROY PRICE                      Managing Director, The Chase Manhattan Corporation since 1996. Prior thereto,
Director                            Managing Director, Chemical Banking Corporation.
Member, Nominating Committee

DONALD MITCHELL STEWART             Senior Program Officer and Special Advisor to the President at the Carnegie Corporation of
Director                            New York since 1999. President, The College Board, 1986-1999.
Member, Human Resources Committee

ELIZABETH EDITH TALLETT             President  & CEO of  Dioscor,  Inc.  & Serex,  Inc.  since  1996.  President  and  Chief
Director                            Executive Officer, Transcell Technologies, Inc. 1992-1996.
Chair, Audit Committee

FRED WILLIAM WEITZ                  President and Chief Executive Officer, Essex Meadows, Inc. since 1995.
Director
Member, Human Resources Committee


STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations that are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy. You should consult a qualified tax adviser about the tax implications of taking action under a Policy.

Tax Status of the Company and the Separate Account
We are taxed as an insurance company under subchapter L of the Code. The Separate Account is not a separate taxable entity. Its operations are taken into account by us in determining our tax liability. All Separate Account investment income and realized net capital gains are reinvested and taken into account in determining policy values and are automatically applied to increase the book reserves associated with the Policies.

Charges for Taxes
We impose a federal tax charge equal to 1.25% of premiums received under the Policy to compensate us for the federal income tax liability we incur by reason of receiving those premiums. We believe that this charge is reasonable in relation to the increased tax burden the Company incurs as a result of Section 848 of the Code. No other charge is currently made to the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, we review the appropriateness of charges to the Separate Account for federal income taxes. In the future, a charge may be made for federal income taxes incurred by us and attributable to the Separate Account. In addition, depending on the method of calculating interest on policy values allocated to the Fixed Account, a charge may be imposed for the Policy's share of our federal income taxes attributable to the Fixed Account.

Under current law, we may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change attributable to state or local taxes, we reserve the right to charge the Separate Account for the portion of taxes, if any, attributable to the Separate Account.

Diversification Standards
The Policy should qualify as a life insurance contract as long as the underlying investments for the Policy satisfy diversification requirements of Section 817(h) of the Code.

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Code.
o The Policy qualifies if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor.
o If at any time a premium is paid which would result in total premiums exceeding the current maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Modified Endowment Contract Status
Section 7702A of the Code sets forth a classification of life insurance policies known as "Modified Endowment Contracts." Policy loans and partial surrenders from a policy that is classified as a modified endowment contract are taxable as ordinary income to the owner in an amount equal to the lesser of the amount of the loan/partial surrender or the excess of policy value over the owner's investment in the Policy. Additionally, taxable distributions are subject to a federal income tax penalty of 10% unless the payment is:
o    made after the owner attains age 59 1/2;
o    attributable to the taxpayer becoming disabled; or
o part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you contemplate a large premium payment under this Policy, and you wish to avoid modified endowment contract status, you may contact us before making the payment and we will tell you the maximum amount which can be paid into the Policy before it would become a modified endowment contract.

Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any policy loan, upon surrender or lapse, is added to the cash surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

A total surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. During the first 15 policy years, an amount may be taxable prior to your tax-free recovery of your investment in the Policy if the partial surrender results in or is necessitated by a reduction in death benefits. A qualified tax advisor should be consulted regarding the tax consequences of any partial surrender during the first 15 policy years.

The increase in policy value of the Policy is not included in gross income unless and until there is a total surrender or partial surrender under the Policy. A complete surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Investment Accounts and/or the Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.

Policy Loans and Loan Interest
Loans received under the Policy are generally recognized as loans for tax purposes and are not considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors. Due to the complexity of these factors, you should consult a competent tax advisor as to the deductibility of interest paid on policy loans. If the Policy is a modified endowment contract, a policy loan is taxable to an amount equal to the lesser of the amount of the loan or the excess of policy value over the owner's investment in the Policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of 1) the premiums paid on that Policy in the year of death, and 2) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S corporations. Such tax also does not apply to "Small Corporations" as defined by section 55(c) of the Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996 with gross receipts not exceeding $7,500,000 after the first taxable year will meet this definition.

Exchange or Assignment of Policies
A change of policy or insured, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner. For complete information with respect to policy assignments and exchanges, a qualified tax advisor should be consulted.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

Taxation of Accelerated Death Benefits
We provide accelerated death benefits on a lien basis. It is unclear as to whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the policy beneficiary(ies) if you or the insured dies. Any person concerned about the estate implications of the Policy should consult a competent tax advisor.

EMPLOYEE BENEFIT PLANS
The United States Supreme Court has held that optional annuity benefits under a qualified deferred compensation plan cannot vary on the basis of gender. Polices are available for use in connection with employment related insurance or benefit plans which do not vary between male and female insured of a particular age and underwriting classification. A competent tax advisor should be consulted on these matters.


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Policies, including our right to issue Policies under Iowa Insurance Law, have been passed upon by Karen
E. Shaff, Senior Vice President and General Counsel.


LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

REGISTRATION STATEMENT
This prospectus omits some information contained in the registration statement that we have filed with the SEC. Statements contained in this prospectus are summaries of the contents of the Policy and other legal documents.

OTHER VARIABLE INSURANCE CONTRACTS
The Company currently offers other variable life contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable insurance contracts as participating in the Separate Account.

RESERVATION OF RIGHTS
The Company reserves the right to amend or terminate the special plans described in this prospectus. Such plans include preauthorized premium payments, dollar cost averaging (DCA) and automatic portfolio rebalancing (APR). You would be notified of any such action to the extent required by law.



INDEPENDENT AUDITORS


The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company are included in this prospectus. Those statements have been audited by Ernst & Young LLP, independent auditors, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.


FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company which are included in this prospectus should be considered only as it relates to our ability to meet our obligations under the Policy. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES
Your questions should be directed to: PrinFlex Life(R), Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988.


                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Variable Life Separate Account (comprised of the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Fidelity Contrafund, Fidelity Equity Income, Fidelity High Income, Government Securities, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Money Market, Putnam Global Asst Allocation, Putnam Vista, Putnam Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Stock Index 500, and Utilities Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 31, 2000

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Net Assets

                                December 31, 1999

Assets
Investments:
     Aggressive Growth Division:
         Aggressive Growth Account - 1,385,242 shares at net asset value of $23.89 per
              share (cost - $26,190,593)                                                                      $  33,093,420
     Asset Allocation Division:
         Asset Allocation Account - 236,770 shares at net asset value of $13.23 per share
              (cost - $3,009,639)                                                                                 3,132,463
     Balanced Division:
         Balanced Account - 798,006 shares at net asset value of $15.41 per share
              (cost - $12,455,324)                                                                               12,297,279
     Bond Division:
         Bond Account - 610,444 shares at net asset value of $10.89 per share
              (cost - $7,173,434)                                                                                 6,647,735
     Capital Value Division:
         Capital Value Account - 925,617 shares at net asset value of $30.74 per share (cost
              - $31,698,075)                                                                                     28,453,464
     Fidelity Contrafund Division:
         Fidelity Variable Insurance Products Fund II: Contrafund Portfolio - 743,845
              shares at net asset value of $29.15 per share (cost - $17,327,632)                                 21,683,086
     Fidelity Equity Income Division:
         Fidelity Variable Insurance Products Fund: Equity Income Portfolio - 364,586
              shares at net asset value of $25.71 per share (cost - $9,030,110)                                   9,373,498
     Fidelity High Income Division:
         Fidelity Variable Insurance Products Fund: High Income Portfolio - 137,990 shares
              at net asset value of $11.31 per share (cost - $1,611,305)                                          1,560,663
     Government Securities Division:
         Government Securities Account - 303,850 shares at net asset value
              of $10.26 per share (cost - $3,306,124)                                                             3,117,503
     Growth Division:
         Growth Account - 455,791 shares at net asset value of $23.56 per share
              (cost - $9,133,648)                                                                                10,738,427
     High Yield Division:
         High Yield Account - 227,025 shares at net asset value of $7.44 per share
              (cost - $1,968,898)                                                                                 1,689,069
     International Division:
         International Account - 827,049 shares at net asset value of $15.95
              per share (cost - $12,422,326)                                                                     13,191,433


See accompanying notes.


Assets (continued)
Investments (continued):
     International SmallCap Division:
         International SmallCap Account - 117,676 shares at net asset value of $16.66 per
              share (cost - $1,374,646)                                                                       $   1,960,477
     MicroCap Division:
         MicroCap Account - 56,101 shares at net asset value of $8.07 per share
              (cost - $456,520)                                                                                     452,739
     MidCap Division:
         MidCap Account - 833,798 shares at net asset value of $36.90 per share
              (cost - $26,646,772)                                                                               30,767,163
     MidCap Growth Division:
         MidCap Growth Account - 91,749 shares at net asset value of $10.66 per share
              (cost - $867,453)                                                                                     978,046
     Money Market Division:
         Money Market Account - 14,455,480 shares at net asset value of $1.00 per share
              (cost - $14,455,480)                                                                               14,455,480
     Putnam Global Asset Allocation Division:
         Putnam  Variable Trust Global Asset  Allocation Fund - 21,555 shares at
              net asset value of $19.60 per share (cost - $394,980)                                                 422,470
     Putnam Vista Division:
         Putnam  Variable Trust Vista Fund - 43,349 shares at net asset value of
              $20.65 per share (cost - $692,872)                                                                    895,165
     Putnam Voyager Division:
         Putnam  Variable Trust Voyager Fund - 132,239 shares at net asset value
              of $66.11 per share (cost - $692,872)                                                               8,742,337
     Real Estate Division:
         Real Estate Account - 8,978 shares at net asset value of $8.20 per share
              (cost - $78,960)                                                                                       73,623
     SmallCap Division:
         SmallCap Account - 102,338 shares at net asset value of $10.74 per share
              (cost - $942,023)                                                                                   1,099,108
     SmallCap Growth Division:
         SmallCap Growth Account - 110,493 shares at net asset value of $19.56 per share
              (cost - $1,423,453)                                                                                 2,161,250
     SmallCap Value Division:
         SmallCap Value Account - 61,984 shares at net asset value of $10.06 per share
              (cost - $539,668)                                                                                     623,561
     Stock Index 500 Division:
         Stock Index 500 Account - 626,024 shares at net asset value of $10.71 per share
              (cost - $6,383,685)                                                                                 6,704,714
     Utilities Division:
         Utilities Account - 40,118 shares at net asset value of $10.90 per share
              (cost - $438,345)                                                                                     437,284

Combined net assets                                                                                            $214,751,457


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units              Unit
                                                                                 Value
Net assets are represented by:
   Aggressive Growth Division:
     PrinFlex Life                                        1,604,692            $20.47              $33,005,183
     Survivorship Variable Universal Life                     7,135             12.37                   88,237

                                                                                                    33,093,420
   Asset Allocation Division:
     PrinFlex Life                                          197,598             15.02                2,966,990
     Survivorship Variable Universal Life                    14,900             11.11                  165,473

                                                                                                     3,132,463
   Balanced Division:
     Flex Variable Life                                     128,714             30.14                3,879,380
     PrinFlex Life                                          629,662             13.24                8,337,935
     Survivorship Variable Universal Life                     8,042              9.94                   79,964

                                                                                                    12,297,279
   Bond Division:
     Flex Variable Life:                                     78,892             23.11                1,823,458
     PrinFlex Life                                          415,598             11.51                4,783,580
     Survivorship Variable Universal Life                     4,061             10.02                   40,697

                                                                                                     6,647,735
   Capital Value Division:
     Flex Variable Life                                     244,078             36.02                8,791,449
     PrinFlex Life                                        1,441,876             13.61               19,622,569
     Survivorship Variable Universal Life                     4,293              9.19                   39,446

                                                                                                    28,453,464
   Fidelity Contrafund Division:
     PrinFlex Life                                        1,100,301             19.56               21,527,307
     Survivorship Variable Universal Life                    13,718             11.36                  155,779

                                                                                                    21,683,086
   Fidelity Equity Income Division:
     PrinFlex Life                                          639,599             14.55                9,309,245
     Survivorship Variable Universal Life                     6,608              9.72                   64,253

                                                                                                     9,373,498

   Fidelity High Income Division - PrinFlex Life            130,948             11.92                1,560,663

   Government Securities Division:
     PrinFlex Life                                          261,482             11.80                3,084,559
     Survivorship Variable Universal Life                     3,244             10.16                   32,944

                                                                                                     3,117,503


See accompanying notes.


                                                              Units             Unit
                                                                                Value
Net assets are represented by (continued):
   Growth Division:
     PrinFlex Life                                          623,469            $17.14              $10,688,949
     Survivorship Variable Universal Life                     4,532             10.92                   49,478

                                                                                                    10,738,427

   High Yield Division - Flex Variable Life                  78,154             21.65                1,689,069

   International Division:
     PrinFlex Life                                          866,405             15.18               13,150,716
     Survivorship Variable Universal Life                     3,520             11.57                   40,717

                                                                                                    13,191,433
   International SmallCap Division:
     PrinFlex Life                                          110,487             17.55                1,938,585
     Survivorship Variable Universal Life                     1,467             14.92                   21,892

                                                                                                     1,960,477
   MicroCap Division:
     PrinFlex Life                                           53,079              8.09                  429,246
     Survivorship Variable Universal Life                     2,578              9.11                   23,493

                                                                                                       452,739
   MidCap Division:
     Flex Variable Life                                     270,266             46.06               12,447,196
     PrinFlex Life                                        1,299,467             14.10               18,317,426
     Survivorship Variable Universal Life                       228             11.14                    2,541

                                                                                                    30,767,163
   MidCap Growth Division:
     PrinFlex Life                                           90,805             10.74                  975,645
     Survivorship Variable Universal Life                       221             10.86                    2,401

                                                                                                       978,046
   Money Market Division:
     Flex Variable Life                                      36,477             17.04                  621,512
     PrinFlex Life                                        1,036,582             11.54               11,963,764
     Survivorship Variable Universal Life                   183,318             10.20                1,870,204

                                                                                                    14,455,480
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                           33,053             11.50                  380,256
     Survivorship Variable Universal Life                     3,887             10.86                   42,214

                                                                                                       422,470
   Putnam Vista Division:
     PrinFlex Life                                           55,171             16.03                  884,360
     Survivorship Variable Universal Life                       776             13.92                   10,805

                                                                                                       895,165


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units           Unit
                                                                              Value

Net assets are represented by (continued):
   Putnam Voyager Division:
     PrinFlex Life                                          501,679            $17.13              $ 8,595,141
     Survivorship Variable Universal Life                    10,333             14.25                  147,196

                                                                                                     8,742,337

   Real Estate Division - PrinFlex Life                       8,240              8.93                   73,623

   SmallCap Division:
     PrinFlex Life                                           94,724             11.48                1,087,335
     Survivorship Variable Universal Life                       986             11.94                   11,773

                                                                                                     1,099,108
   SmallCap Growth Division:
     PrinFlex Life                                          106,489             20.09                2,138,929
     Survivorship Variable Universal Life                     1,404             15.90                   22,321

                                                                                                     2,161,250
   SmallCap Value Division:
     PrinFlex Life                                           56,377             10.34                  582,707
     Survivorship Variable Universal Life                     3,687             11.08                   40,854

                                                                                                       623,561
   Stock Index 500 Division:
     PrinFlex Life                                          604,329             11.05                6,676,666
     Survivorship Variable Universal Life                     2,528             11.09                   28,048

                                                                                                     6,704,714
   Utilities Division:
     PrinFlex Life                                           35,670             11.83                  421,894
     Survivorship Variable Universal Life                     1,566              9.83                   15,390

                                                                                                       437,284

Combined net assets                                                                                $214,751,457


See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

                  Years ended December 31, 1999, 1998 and 1997

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                 Division (1)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                       $  3,065,326         $              -
   Capital gains distributions                                                        9,306,861                2,005,405

                                                                                     12,372,187                2,005,405
Expenses:
   Mortality and expense risks                                                        1,367,910                  182,021

Net investment income (loss)                                                         11,004,277                1,823,384
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              646,392                   88,148
Change in net unrealized appreciation or depreciation of investments                 11,074,319                6,010,958

Net increase (decrease) in net assets resulting from operations                     $22,724,988               $7,922,490

Year ended December 31, 1998
Investment income (loss) Income:
   Dividends                                                                       $  1,927,629             $     25,269
   Capital gains distributions                                                        3,545,632                  576,813

                                                                                      5,473,261                  602,082
Expenses:
   Mortality and expense risks                                                          736,803                   74,911

Net investment income (loss)                                                          4,736,458                  527,171
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            1,677,430                   11,214
Change in net unrealized appreciation or depreciation of investments                  1,393,781                  947,122

Net increase (decrease) in net assets resulting from operations                    $  7,807,669               $1,485,507

Year ended December 31, 1997
Investment income (loss) Income:
   Dividends                                                                       $    980,811             $      8,174
   Capital gains distributions                                                        2,062,456                  410,207

                                                                                      3,043,267                  418,381
Expenses:
   Mortality and expense risks                                                          323,452                   12,033

Net investment income (loss)                                                          2,719,815                  406,348
Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                     1,992,490                    2,207
Change in net unrealized appreciation or depreciation of investments                  2,414,101                  (55,253)

Net increase (decrease) in net assets resulting from operations                    $  7,126,406              $   353,302

(1) Commenced operations February 1, 1997.


See accompanying notes


       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
   Division (1)         Division            Division           Division         Division (1)     Division (1)       Division (1)

       $  72,994         $421,363             $ 423,106         $   631,298       $   45,256         $  81,671           $107,614
         220,018          458,007                     -           3,121,167          331,881           180,535              4,023

         293,012          879,370               423,106           3,752,465          377,137           262,206            111,637

          20,257           93,638                47,388             227,884          115,541            66,774             12,593

         272,755          785,732               375,718           3,524,581          261,596           195,432             99,044
          18,368           77,332                (8,182)            207,213           36,522            26,811            (18,366)
         136,643         (695,498)             (552,153)         (5,167,258)       3,000,192            51,551              9,792

        $427,766         $167,566             $(184,617)        $(1,435,464)      $3,298,310          $273,794           $ 90,470





       $  37,595         $278,168             $ 200,418         $   398,541       $   17,790         $  18,251           $ 31,106
          39,061          298,323                 2,083             748,100          130,883            64,952             19,765

          76,656          576,491               202,501           1,146,641          148,673            83,203             50,871
           9,173           63,126                24,494             136,738           37,872            24,478              7,171

          67,483          513,365               178,007           1,009,903          110,801            58,725             43,700

          (1,770)         161,523                33,503             281,655           12,594             5,628            (11,177)
          10,057          118,060               (19,726)            461,090        1,240,221           219,300            (81,364)
       $  75,770         $792,948             $ 191,784         $ 1,752,648       $1,363,616          $283,653           $(48,841)



       $  11,857         $150,137             $ 136,267         $   211,818 $              -         $       -           $      -
          42,154          346,134                     -             794,643                -                 -                  -

          54,011          496,271               136,267           1,006,461                -                 -                  -
           1,700           38,702                14,802              69,600            6,014             3,260              1,353

          52,311          457,569               121,465             936,861           (6,014)           (3,260)            (1,353)

             549          236,637                18,598             342,684              850               630              3,224
         (23,876)         104,396                55,567             895,157          115,040            72,538             20,931

       $  28,984         $798,602             $ 195,630         $ 2,174,702      $   109,876         $  69,908           $ 22,802



                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                  Years ended December 31, 1999, 1998 and 1997

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                  Division (1)               Division (1)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                           $181,309             $     61,438
   Capital gains distributions                                                                -                   26,610

                                                                                        181,309                   88,048
Expenses:
   Mortality and expense risks                                                           29,098                   65,974

Net investment income (loss)                                                            152,211                   22,074
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              (23,023)                  35,999
Change in net unrealized appreciation or depreciation of investments                   (179,101)               1,136,770

Net increase (decrease) in net assets resulting from operations                       $ (49,913)              $1,194,843


Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                           $111,671              $    46,962
   Capital gains distributions                                                                -                   44,586

                                                                                        111,671                   91,548
Expenses:
   Mortality and expense risks                                                           14,161                   22,163

Net investment income (loss)                                                             97,510                   69,385

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                1,370                    8,386
Change in net unrealized appreciation or depreciation of investments                     (6,358)                 437,013

Net increase (decrease) in net assets resulting from operations                       $  92,522              $   514,784


Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                         $    5,365              $     9,349
   Capital gains distributions                                                                -                    5,271

                                                                                          5,365                   14,620
Expenses:
   Mortality and expense risks                                                              138                    2,499

Net investment income (loss)                                                              5,227                   12,121
Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                            15                      299
Change in net unrealized appreciation or depreciation of investments                     (3,162)                  30,996

Net increase (decrease) in net assets resulting from operations                      $    2,080              $    43,416


(1)  Commenced operations February 1, 1997.
(2)  Commenced operations May 1, 1998.

See accompanying notes.








       High                               International                                             MidCap              Money
       Yield          International         SmallCap           MicroCap            MidCap           Growth             Market
     Division         Division (1)        Division (2)       Division (2)         Division       Division (2)         Division

       $ 156,525      $   331,297            $        -           $    614       $    93,198         $  1,567            $407,602
               -        1,187,285                77,693                   -        1,313,207                 -                  -

         156,525        1,518,582                77,693                 614        1,406,405             1,567            407,602

          15,977           88,959                 6,069               2,622          228,629             5,079             93,734

         140,548        1,429,623                71,624              (2,008)       1,177,776            (3,512)           313,868

         (83,063)          34,900                29,313                 539          142,810             9,001                  -
         (35,529)         942,834               570,819              (4,874)        2,019,372           82,583                  -

       $  21,956       $2,407,357              $671,756             $(6,343)      $3,339,958           $88,072           $313,868





        $202,766      $   118,274            $      851             $   620      $   146,679         $       -           $290,641
               -          238,049                     -                   -        1,383,017                 -                  -

         202,766          356,323                   851                 620        1,529,696                 -            290,641

          16,917           47,404                   732                 326          185,626               637             67,849

         185,849          308,919                   119                 294        1,344,070              (637)           222,792


          (1,713)           5,582                  (148)               (681)       1,170,701               249                  -
        (222,572)          (8,068)               15,012               1,093       (1,927,129)           28,009                  -

       $ (38,436)     $   306,433             $  14,983             $   706      $   587,642           $27,621           $222,792





       $ 162,794      $    44,308            $        -           $       -      $   121,340         $       -           $119,402
               -           73,919                     -                   -          390,128                 -                  -

         162,794          118,227                     -                   -          511,468                 -            119,402

          11,434            9,278                     -                   -          127,942                 -             24,697

         151,360          108,949                     -                   -          383,526                 -             94,705

          19,548              678                     -                   -        1,366,571                 -                  -
         (27,928)        (165,660)                    -                   -        1,395,355                 -                  -

        $142,980     $    (56,033)           $        -           $       -       $3,145,452         $       -           $ 94,705

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                     Years ended December 31, 1999 and 1998

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                  Division (2)               Division (2)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                           $  3,412                $       -
   Capital gains distributions                                                            9,719                   62,859

                                                                                         13,131                   62,859
Expenses:
   Mortality and expense risks                                                            2,385                    2,960

Net investment income (loss)                                                             10,746                   59,899

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                4,668                    5,780
Change in net unrealized appreciation or depreciation of investments                     23,177                  181,556

Net increase (decrease) in net assets resulting from operations                         $38,591                 $247,235


Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                           $      -                $       -
   Capital gains distributions                                                                -                        -

                                                                                              -                        -
Expenses:
   Mortality and expense risks                                                              120                      174

Net investment income (loss)                                                               (120)                    (174)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                  140                      252
Change in net unrealized appreciation or depreciation of investments                      4,313                   20,737

Net increase (decrease) in net assets resulting from operations                        $  4,333                $  20,815


(2)  Commenced operations May 1, 1998.
(3)  Commenced operations May 1, 1999.


See accompanying notes.


      Putnam                                                   SmallCap           SmallCap           Stock
      Voyager          Real Estate          SmallCap            Growth              Value          Index 500          Utilities
   Division (2)       Division (2)        Division (2)       Division (2)       Division (2)     Division (3)       Division (2)


      $    1,764          $ 3,569              $    331           $       -          $ 3,592          $ 27,669             $8,137
         163,482                -                88,145              19,242                -            35,810              1,773

         165,246            3,569                88,476              19,242            3,592            63,479              9,910

          29,437              376                 4,836               5,327            2,821            15,615              1,916

         135,809            3,193                83,640              13,915              771            47,864              7,994


          16,417             (785)               10,826              30,664            2,968               377              1,155
       2,300,449           (5,017)              145,118             705,827           78,477           321,029             (3,398)

      $2,452,675          $(2,609)             $239,584            $750,406          $82,216          $369,270             $5,751




 $             -          $   867              $     24           $       -          $   512                 -             $  624
               -                -                     -                   -                -                 -                  -

               -              867                    24                   -              512                 -                624

           1,414               56                   557                 385              255                 -                 64

          (1,414)             811                  (533)               (385)             257                 -                560


              45              (64)                  (75)                (20)            (136)                -                372
         105,601             (320)               11,967              31,970            5,416                 -              2,337

      $  104,232          $   427              $ 11,359           $  31,565          $ 5,537                 -             $3,269


                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                   Division

Net assets at January 1, 1999                                                      $121,091,275              $14,244,041

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                      11,004,277                1,823,384
   Net realized gains (losses) on investments                                           646,392                   88,148
   Change in net unrealized appreciation or depreciation of investments              11,074,319                6,010,958

Net increase (decrease) in net assets resulting from operations                      22,724,988                7,922,490

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                          152,891,171               16,297,188
   Contract terminations and surrenders                                              (5,315,548)                (453,060)
   Death benefit payments                                                               (63,672)                  (7,313)
   Policy loan transfers                                                             (2,471,181)                (393,765)
   Transfers to other contracts                                                     (54,484,314)              (1,675,940)
   Cost of insurance and administration charges                                     (18,231,821)              (2,653,004)
   Surrender charges                                                                 (1,389,441)                (187,217)

Increase in net assets from policy related transactions                              70,935,194               10,926,889

Total increase                                                                       93,660,182               18,849,379

Net assets at December 31, 1999                                                    $214,751,457              $33,093,420





See accompanying notes.

       Asset                                                    Capital           Fidelity         Fidelity         Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund      Equity Income         Income
     Division           Division            Division           Division           Division         Division           Division

      $1,592,829       $9,879,189            $3,953,245         $22,971,942       $8,023,001        $4,905,541         $1,064,791



         272,755          785,732               375,718           3,524,581          261,596           195,432             99,044
          18,368           77,332                (8,182)            207,213           36,522            26,811            (18,366)
         136,643         (695,498)             (552,153)         (5,167,258)       3,000,192            51,551              9,792

         427,766          167,566              (184,617)         (1,435,464)       3,298,310           273,794             90,470



       1,835,680        6,113,533             5,045,651          14,665,546       13,567,422         6,456,166          1,004,457
         (41,872)        (449,646)             (341,883)           (779,500)        (229,535)         (156,447)           (70,361)
          (2,944)          (4,689)               (1,456)            (16,643)          (4,835)             (221)               (36)
         (64,353)        (147,452)               69,090            (159,843)        (182,637)         (174,979)             8,724
        (337,090)      (2,132,506)           (1,149,010)         (4,080,476)      (1,002,866)         (976,597)          (360,193)
        (260,250)      (1,020,029)             (691,942)         (2,533,293)      (1,690,923)         (889,111)          (148,114)
         (17,303)        (108,687)              (51,343)           (178,805)         (94,851)          (64,648)           (29,075)

       1,111,868        2,250,524             2,879,107           6,916,986       10,361,775         4,194,163            405,402

       1,539,634        2,418,090             2,694,490           5,481,522       13,660,085         4,467,957            495,872

      $3,132,463      $12,297,279            $6,647,735         $28,453,464      $21,683,086        $9,373,498         $1,560,663


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1999

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                    Division                   Division

Net assets at January 1, 1999                                                        $3,266,712              $4,760,835

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                         152,211                   22,074
   Net realized gains (losses) on investments                                           (23,023)                  35,999
   Change in net unrealized appreciation or depreciation of investments                (179,101)               1,136,770

Net increase (decrease) in net assets resulting from operations                         (49,913)               1,194,843

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                            2,370,343                7,116,531
   Contract terminations and surrenders                                                 (11,368)                (174,656)
   Death benefit payments                                                                   (90)                     (80)
   Policy loan transfers                                                                  3,547                 (137,542)
   Transfers to other contracts                                                      (2,222,249)                (933,539)
   Cost of insurance and administration charges                                        (234,781)              (1,015,792)
   Surrender charges                                                                     (4,698)                 (72,173)

Increase (decrease) in net assets from policy related transactions                      (99,296)               4,782,749

Total increase                                                                         (149,209)               5,977,592

Net assets at December 31, 1999                                                      $3,117,503              $10,738,427




See accompanying notes.

                                          International                                             MidCap              Money
    High Yield        International         SmallCap           MicroCap            MidCap           Growth             Market
     Division           Division            Division           Division           Division         Division           Division

      $2,269,099      $ 7,800,249            $  316,190            $149,378      $25,463,610          $315,903        $ 8,335,116



         140,548        1,429,623                71,624              (2,008)       1,177,776            (3,512)           313,868
         (83,063)          34,900                29,313                 539          142,810             9,001                  -
         (35,529)         942,834               570,819              (4,874)       2,019,372            82,583                  -

          21,956        2,407,357               671,756              (6,343)       3,339,958            88,072            313,868



         435,443        6,417,856             1,229,935             368,670       11,141,276           878,861         40,630,667
        (706,562)        (171,017)              (11,949)             (1,103)      (1,108,369)          (10,284)          (526,416)
          (1,481)            (403)                    -                   -          (23,450)                -                (31)
         (19,235)        (167,118)              (97,474)             (6,935)        (579,695)           (5,191)          (280,402)
        (136,183)      (1,986,291)              (49,357)             (8,950)      (4,628,585)         (195,196)       (31,813,986)
        (128,426)      (1,038,531)              (93,687)            (41,522)      (2,628,217)          (89,869)        (1,987,469)
         (45,542)         (70,669)               (4,937)               (456)        (209,365)           (4,250)          (215,867)

        (601,986)       2,983,827               972,531             309,704        1,963,595           574,071          5,806,496

        (580,030)       5,391,184             1,644,287             303,361        5,303,553           662,143          6,120,364

      $1,689,069      $13,191,433            $1,960,477            $452,739      $30,767,163          $978,046        $14,455,480


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1999

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                    Division                   Division
Net assets at January 1, 1999                                                          $ 75,231                 $123,051

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                          10,746                   59,899
   Net realized gains (losses) on investments                                             4,668                    5,780
   Change in net unrealized appreciation or depreciation of investments                  23,177                  181,556

Net increase (decrease) in net assets resulting from operations                          38,591                  247,235

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                              441,210                  628,024
   Contract terminations and surrenders                                                  (2,330)                  (6,403)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                   (601)                  (5,925)
   Transfers to other contracts                                                         (85,053)                 (32,861)
   Cost of insurance and administration charges                                         (43,615)                 (55,310)
   Surrender charges                                                                       (963)                  (2,646)

Increase in net assets from policy related transactions                                 308,648                  524,879

Total increase                                                                          347,239                  772,114

Net assets at December 31, 1999                                                        $422,470                 $895,165


(1) Commenced operations May 1, 1999.





See accompanying notes.


      Putnam                                                   SmallCap           SmallCap           Stock
      Voyager          Real Estate          SmallCap            Growth              Value          Index 500          Utilities
     Division           Division            Division           Division           Division       Division (1)         Division

      $  899,548          $31,709            $  250,636          $  209,695         $144,138        $        -           $ 45,596


         135,809            3,193                83,640              13,915              771            47,864              7,994
          16,417             (785)               10,826              30,664            2,968               377              1,155
       2,300,449           (5,017)              145,118             705,827           78,477           321,029             (3,398)

       2,452,675           (2,609)              239,584             750,406           82,216           369,270              5,751



       6,453,995           62,476               782,251           1,479,309          496,663         6,494,864            477,154
         (30,704)            (586)               (2,802)             (7,272)          (6,635)          (13,946)              (842)
               -                -                     -                   -                -                 -                  -
         (47,124)             (75)               17,498             (95,917)            (518)            5,779             (9,038)
        (354,009)          (6,771)             (121,595)            (79,325)         (36,013)          (44,128)           (35,545)
        (619,356)         (10,279)              (65,306)            (92,641)         (53,548)         (101,362)           (45,444)
         (12,688)            (242)               (1,158)             (3,005)          (2,742)           (5,763)              (348)

       5,390,114           44,523               608,888           1,201,149          397,207         6,335,444            385,937

       7,842,789           41,914               848,472           1,951,555          479,423         6,704,714            391,688

      $8,742,337          $73,623            $1,099,108          $2,161,250         $623,561        $6,704,714           $437,284


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                   Division

Net assets at January 1, 1998                                                      $ 57,094,676             $  3,915,455

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                       4,736,458                  527,171
   Net realized gains (losses) on investments                                         1,677,430                   11,214
   Change in net unrealized appreciation or depreciation of investments               1,393,781                  947,122

Net increase (decrease) in net assets resulting from operations                       7,807,669                1,485,507

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes            120,735,689               11,625,624
   Contract terminations and surrenders                                              (9,524,969)                (103,562)
   Death benefit payments                                                               (30,033)                  (2,799)
   Policy loan transfers                                                             (1,569,958)                (179,094)
   Transfers to other contracts                                                     (42,264,927)              (1,075,297)
   Cost of insurance and administration charges                                     (10,698,734)              (1,364,250)
   Surrender charges                                                                   (458,138)                 (57,543)

Increase in net assets from policy related transactions                              56,188,930                8,843,079

Total increase                                                                       63,996,599               10,328,586

Net assets at December 31, 1998                                                    $121,091,275              $14,244,041





See accompanying notes.


       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
     Division           Division            Division           Division           Division         Division           Division

      $  561,781       $5,707,028            $2,270,847         $11,822,941       $2,089,509        $1,018,314         $  329,510



          67,483          513,365               178,007           1,009,903          110,801            58,725             43,700
          (1,770)         161,523                33,503             281,655           12,594             5,628            (11,177)
          10,057          118,060               (19,726)            461,090        1,240,221           219,300            (81,364)

          75,770          792,948               191,784           1,752,648        1,363,616           283,653            (48,841)


       1,591,693        7,040,409             3,302,871          16,284,235        6,142,338         4,698,442          1,259,486
          (4,085)      (1,368,274)             (302,397)         (2,480,693)         (74,844)          (17,461)            (4,697)
               -             (517)               (1,856)             (6,646)            (402)           (3,431)            (1,170)
         (10,991)        (244,822)              (81,085)           (170,516)        (145,298)          (69,698)           (53,013)
        (480,701)      (1,287,295)           (1,034,053)         (2,543,349)        (678,221)         (572,136)          (318,315)
        (138,368)        (718,018)             (377,536)         (1,611,497)        (632,111)         (422,440)           (95,559)
          (2,270)         (42,270)              (15,330)            (75,181)         (41,586)           (9,702)            (2,610)

         955,278        3,379,213             1,490,614           9,396,353        4,569,876         3,603,574            784,122


       1,031,048        4,172,161             1,682,398          11,149,001        5,933,492         3,887,227            735,281


      $1,592,829       $9,879,189            $3,953,245         $22,971,942       $8,023,001        $4,905,541         $1,064,791


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                    Division                   Division

Net assets at January 1, 1998                                                        $  104,221               $  921,533

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                          97,510                   69,385
   Net realized gains (losses) on investments                                             1,370                    8,386
   Change in net unrealized appreciation or depreciation of investments                  (6,358)                 437,013

Net increase (decrease) in net assets resulting from operations                          92,522                  514,784

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes              3,283,931                4,050,726
   Contract terminations and surrenders                                                  (1,547)                 (24,252)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                 (9,130)                 (33,585)
   Transfers to other contracts                                                         (93,010)                (235,746)
   Cost of insurance and administration charges                                        (109,416)                (419,150)
   Surrender charges                                                                       (859)                 (13,475)

Increase in net assets from policy related transactions                               3,069,969                3,324,518

Total increase                                                                        3,162,491                3,839,302

Net assets at December 31, 1998                                                      $3,266,712               $4,760,835


(1) Commenced operations May 1, 1998.




See accompanying notes.

       High                               International                                             MidCap              Money
       Yield          International         SmallCap           MicroCap            MidCap           Growth             Market
     Division          Division           Division (1)       Division (1)         Division       Division (1)         Division

      $2,092,182       $2,716,270              $      -            $      -      $19,216,629          $     -        $  4,328,456



         185,849          308,919                   119                 294        1,344,070              (637)           222,792
          (1,713)           5,582                  (148)               (681)       1,170,701               249                  -
        (222,572)          (8,068)               15,012               1,093       (1,927,129)           28,009                  -

         (38,436)         306,433                14,983                 706          587,642            27,621            222,792


         654,374        6,275,718               334,028             158,559       15,747,739           306,597         36,243,366
        (223,218)         (52,096)                 (509)                  -       (4,608,554)              (24)          (258,565)
               -           (2,388)                    -                   -           (9,498)                -             (1,326)
          (2,756)         (93,812)                    -              (2,410)        (462,004)                -             (8,878)
         (82,650)        (623,489)              (18,167)             (2,484)      (2,445,385)           (4,378)       (30,709,128)
        (126,865)        (697,441)              (13,862)             (4,993)      (2,424,710)          (13,899)        (1,455,420)
          (3,532)         (28,946)                 (283)                  -         (138,249)              (14)           (26,181)

         215,353        4,777,546               301,207             148,672        5,659,339           288,282          3,783,868

         176,917        5,083,979               316,190             149,378        6,246,981           315,903          4,006,660

      $2,269,099       $7,800,249              $316,190            $149,378      $25,463,610          $315,903       $  8,335,116

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                  Division (1)               Division (1)

Net assets at January 1, 1998                                                           $     -                 $      -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                            (120)                    (174)
   Net realized gains (losses) on investments                                               140                      252
   Change in net unrealized appreciation or depreciation of investments                   4,313                   20,737

Net increase in net assets resulting from operations                                      4,333                   20,815

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                               76,196                  114,287
   Contract terminations and surrenders                                                       -                        -
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                      -                        -
   Transfers to other contracts                                                          (1,426)                  (7,306)
   Cost of insurance and administration charges                                          (3,872)                  (4,745)
   Surrender charges                                                                          -                        -

Increase in net assets from policy related transactions                                  70,898                  102,236

Total increase                                                                           75,231                  123,051

Net assets at December 31, 1998                                                         $75,231                 $123,051


(1) Commenced operations May 1, 1998.




See accompanying notes.

        Putnam                                                         SmallCap
        Voyager             Real Estate           SmallCap              Growth            SmallCap Value           Utilities
     Division  (1)        Division  (1)         Division (1)         Division (1)          Division (1)          Division (1)

         $      -              $     -              $      -             $      -            $     -                 $     -



           (1,414)                 811                  (533)                (385)                257                    560
               45                  (64)                  (75)                 (20)               (136)                   372
          105,601                 (320)               11,967               31,970               5,416                  2,337

          104,232                  427                11,359               31,565               5,537                  3,269



          868,001               33,346               251,162              193,803             145,362                 53,396
              (93)                 (23)                  (25)                 (22)                (28)                     -
                -                    -                     -                    -                   -                      -
           (2,429)                   -                  (241)                   -                   -                   (196)
          (32,669)                (406)               (3,354)              (6,641)               (828)                (8,493)
          (37,442)              (1,622)               (8,251)              (8,998)             (5,889)                (2,380)
              (52)                 (13)                  (14)                 (12)                (16)                     -

          795,316               31,282               239,277              178,130             138,601                 42,327

          899,548               31,709               250,636              209,695             144,138                 45,596

         $899,548              $31,709              $250,636             $209,695            $144,138                $45,596

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1997

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                 Division (1)

Net assets at January 1, 1997                                                       $29,345,018               $        -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                       2,719,814                  406,348
   Net realized gains on investments                                                  1,992,490                    2,207
   Change in net unrealized appreciation or depreciation of investments               2,414,102                  (55,253)

Net increase in net assets resulting from operations                                  7,126,406                  353,302

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes             51,193,569                3,869,959
   Contract terminations and surrenders                                             (10,340,289)                  (5,409)
   Death benefit payments                                                               (35,772)                       -
   Policy loan transfers                                                               (990,280)                 (12,314)
   Transfers to other contracts                                                     (14,297,011)                 (56,802)
   Cost of insurance and administration charges                                      (4,726,082)                (225,959)
   Surrender charges                                                                   (180,883)                  (7,322)

Increase in net assets from policy related transactions                              20,623,252                3,562,153

Total increase                                                                       27,749,658                3,915,455

Net assets at December 31, 1997                                                     $57,094,676               $3,915,455



(1) Commenced operations February 1, 1997.




See accompanying notes.

       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
   Division (1)         Division            Division           Division         Division (1)     Division (1)       Division (1)


        $      -       $4,344,657            $1,642,800         $ 7,021,808       $        -        $       -            $      -



          52,311          457,569               121,465             936,861           (6,014)           (3,260)            (1,353)
             549          236,637                18,598             342,684              850               630              3,224
         (23,876)         104,396                55,567             895,157          115,040            72,538             20,931

          28,984          798,602               195,630           2,174,702          109,876            69,908             22,802


         562,968        3,035,179             1,595,001           6,782,066        2,125,905         1,018,045            369,108
             (15)      (1,398,821)             (414,701)         (2,651,564)            (666)             (740)              (262)
               -                -                     -              (8,829)               -                 -                  -
          (6,314)        (145,315)              (55,770)           (183,175)          (9,953)             (800)           (26,280)
            (690)        (454,671)             (434,583)           (441,824)         (24,082)           (9,962)           (20,415)
         (23,132)        (450,585)             (250,798)           (827,795)        (110,670)          (57,135)           (15,088)
             (20)         (22,018)               (6,732)            (42,448)            (901)           (1,002)              (355)

         532,797          563,769               432,417           2,626,431        1,979,633           948,406            306,708

         561,781        1,362,371               628,047           4,801,133        2,089,509         1,018,314            329,510

        $561,781       $5,707,028            $2,270,847         $11,822,941       $2,089,509        $1,018,314           $329,510


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1997

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                  Division (1)               Division (1)
Net assets at January 1, 1997                                                          $      -                 $     -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                           5,227                   12,121
   Net realized gains on investments                                                         15                      299
   Change in net unrealized appreciation or depreciation of investments                  (3,162)                  30,996

Net increase (decrease) in net assets resulting from operations                           2,080                   43,416

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes                109,941                  938,351
   Contract terminations and surrenders                                                       -                     (168)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                      -                      (73)
   Transfers to other contracts                                                          (1,786)                  (1,396)
   Cost of insurance and administration charges                                          (6,014)                 (58,369)
   Surrender charges                                                                          -                     (228)

Increase in net assets from policy related transactions                                 102,141                  878,117

Total increase                                                                          104,221                  921,533

Net assets at December 31, 1997                                                        $104,221                 $921,533



(1) Commenced operations February 1, 1997.




See accompanying notes.

         High                                                            Money
         Yield             International           MidCap               Market
      Division             Division (1)           Division             Division

       $1,325,273           $        -           $13,704,998         $  1,305,482



          151,360              108,949               383,525               94,705
           19,548                  678             1,366,571                    -
          (27,928)            (165,660)            1,395,356                    -

          142,980              (56,033)            3,145,452               94,705


        1,100,347            3,053,987            11,608,767           15,023,945
         (254,148)              (1,601)           (5,304,517)            (307,677)
           (1,913)                   -               (25,030)                   -
          (38,855)             (20,879)             (430,694)             (59,858)
          (56,489)            (102,897)           (1,619,014)         (11,072,400)
         (121,092)            (154,140)           (1,777,795)            (647,510)
           (3,921)              (2,167)              (85,538)              (8,231)

          623,929            2,772,303             2,366,179            2,928,269

          766,909            2,716,270             5,511,631            3,022,974

       $2,092,182           $2,716,270           $19,216,629         $  4,328,456

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 1999

1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1999, contractholder investment options include the following diversified open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (4):             Principal Variable Contracts Fund, Inc. (4)
     Aggressive Growth Account (1)                          (continued):
     Asset Allocation Account (1)                             Small Cap Account (2)
     Balanced Account                                         SmallCap Growth Account (2)
     Bond Account                                             SmallCap Value Account (2)
     Capital Value Account                                    Stock Index 500 Account (3)
     Government Securities Account (1)                        Utilities Account (2)
     Growth Account (1)                                     Fidelity Variable Insurance Products Fund:
     High Yield Account                                       Equity Income Portfolio (1)
     International Account (1)                                High Income Portfolio (1)
     International SmallCap Account (2)                     Fidelity Variable Insurance Products Fund
     MicroCap Account (2)                                      II - Contrafund Portfolio (1)
     MidCap Account                                         Putnam Variable Trust:
     MidCap Growth Account (2)                                Global Asset Allocation Fund (2)
     Money Market Account                                     Vista Fund (2)
     Real Estate Account (2)                                  Voyager Fund (2)

(1) Additional investment option available to contractholders as of February 1, 1997.
(2) Additional investment option available to contractholders as of May 1, 1998.
(3) Additional investment option available to contractholders as of May 1, 1999.
(4)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 1999. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts and PrinFlex Life Contracts. On July 1, 1999, Principal Life introduced a new product, Survivorship Variable Universal Life Insurance, which invests in the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses and Policy Charges

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to
   $214,984,  $174,324,  and  $1,994,681,   respectively,   in  1999;  $227,302,
   $210,067, and $2,225,738,  respectively, in 1998; and $236,727, $277,142, and
   $2,832,278, respectively, in 1997. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts (beginning in 1997) - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to: $1,148,956, $1,744,117 and $14,262,468, respectively, in 1999; $509,501, $995,778 and
   $7,267,150,  respectively,  in 1998;  and $86,725,  $230,502 and  $1,386,160,
   respectively, in 1997. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



2. Expenses and Policy Charges (continued)

     Survivorship Variable Universal Life Contracts (beginning in 1999) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. There is a monthly administration charge of $8.00. An additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration and insurance charges amounted to $3,970, $30,083 and $26,149, respectively, during the year ended December 31, 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.


3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed

Aggressive Growth Division:
   PrinFlex Life                                   970,302           $18,208,064                 331,686           $5,543,887
   Survivorship Variable Universal Life              7,867                94,528                     732                8,432

                                                   978,169            18,302,592                 332,418            5,552,319
Asset Allocation Division:
   PrinFlex Life                                   126,145             1,964,356                  55,304              741,949
   Survivorship Variable Universal Life             15,103               164,337                     203                2,120

                                                   141,248             2,128,693                  55,507              744,069
Balanced Division:
   Flex Variable Life                               32,343             1,253,440                  31,633              977,440
   PrinFlex Life                                   385,145             5,654,313                 225,867            2,977,675
   Survivorship Variable Universal Life              8,197                85,151                     155                1,532

                                                   425,685             6,992,904                 257,655            3,956,647
Bond Division:
   Flex Variable Life                               21,722               638,489                  24,329              584,331
   PrinFlex Life                                   385,603             4,786,951                 139,681            1,628,875
   Survivorship Variable Universal Life              4,133                43,317                      72                  726

                                                   411,458             5,468,757                 164,082            2,213,932
Capital Value Division:
   Flex Variable Life                               58,379             3,417,091                  44,706            1,759,412
   PrinFlex Life                                   865,446            14,950,191                 424,784            6,209,297
   Survivorship Variable Universal Life              5,115                50,729                     822                7,735

                                                   928,940            18,418,011                 470,312            7,976,444
Fidelity Contrafund Division:
   PrinFlex Life                                   784,899            13,802,563                 194,124            3,317,646
   Survivorship Variable Universal Life             14,058               141,995                     340                3,542

                                                   798,957            13,944,558                 194,464            3,321,188
Fidelity Equity Income Division:
   PrinFlex Life                                   442,641             6,654,870                 161,414            2,328,152
   Survivorship Variable Universal Life              6,673                63,501                      65                  624

                                                   449,314             6,718,371                 161,479            2,328,776
Fidelity High Income Division:
   PrinFlex Life                                    86,113             1,116,094                  51,793              611,648

Government Securities Division:
   PrinFlex Life                                   194,406             2,480,309                 209,054            2,462,106
   Survivorship Variable Universal Life              6,834                71,341                   3,590               36,630

                                                   201,240             2,551,650                 212,644            2,498,736


                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Growth Division:
   PrinFlex Life                                 454,302              $7,156,190                 154,162           $2,398,898
   Survivorship Variable Universal Life              4,616                48,392                      84                  860

                                                   458,918             7,204,582                 154,246            2,399,758
High Yield Division:
   Flex Variable Life                               20,298               591,968                  48,184            1,053,406

International Division:
   PrinFlex Life                                   492,014             7,894,576                 272,765            3,522,604
   Survivorship Variable Universal Life              3,556                41,864                      36                  386

                                                   495,570             7,936,440                 272,801            3,522,990
International SmallCap Division:
   PrinFlex Life                                    95,274             1,287,791                  19,712              263,257
   Survivorship Variable Universal Life              1,484                19,838                      17                  217

                                                    96,758             1,307,629                  19,729              263,474
MicroCap Division:
   PrinFlex Life                                    42,361               346,589                   7,556               61,540
   Survivorship Variable Universal Life              2,583                22,694                       5                   47

                                                    44,944               369,283                   7,561               61,587
MidCap Division:
   Flex Variable Life                               69,891             3,419,307                  78,806            3,282,474
   PrinFlex Life                                   669,400             9,125,936                 492,907            6,123,791
   Survivorship Variable Universal Life                232                 2,437                       4                   44

                                                   739,523            12,547,680                 571,717            9,406,309
MidCap Growth Division:
   PrinFlex Life                                    90,323               878,244                  32,058              309,719
   Survivorship Variable Universal Life                236                 2,184                      15                  150

                                                    90,559               880,428                  32,073              309,869
Money Market Division:
   Flex Variable Life                               22,657               399,399                   8,313              140,760
   PrinFlex Life                                 3,259,754            37,186,165               2,946,933           33,194,646
   Survivorship Variable Universal Life            339,308             3,452,703                 155,990            1,582,499

                                                 3,621,719            41,038,267               3,111,236           34,917,905
Putnam Global Asset Allocation Division:
   PrinFlex Life                                    37,942               413,030                  12,194              134,797
   Survivorship Variable Universal Life              3,901                41,312                      14                  151

                                                    41,843               454,342                  12,208              134,948
Putnam Vista Division:
   PrinFlex Life                                    52,210               681,239                   8,751              106,029
   Survivorship Variable Universal Life                782                 9,644                       6                   76

                                                    52,992               690,883                   8,757              106,105

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Putnam Voyager Division:
   PrinFlex Life                                   505,025          $  6,504,503                  86,311          $ 1,091,791
   Survivorship Variable Universal Life             10,457               114,740                     124                1,528

                                                   515,482             6,619,243                  86,435            1,093,319
Real Estate Division:
   PrinFlex Life                                     6,892                65,261                   2,042               18,329

SmallCap Division:
   PrinFlex Life                                    82,373               858,971                  19,001              178,081
   Survivorship Variable Universal Life                997                11,754                      11                  117

                                                    83,370               870,725                  19,012              178,198
SmallCap Growth Division:
   PrinFlex Life                                   105,937             1,480,349                  19,878              283,342
   Survivorship Variable Universal Life              1,414                18,203                      10                  146

                                                   107,351             1,498,552                  19,888              283,488
SmallCap Value Division:
   PrinFlex Life                                    50,737               461,462                  11,295              102,194
   Survivorship Variable Universal Life              3,695                38,793                       8                   83

                                                    54,432               500,255                  11,303              102,277
Stock Index 500 Division:
   PrinFlex Life                                   621,329             6,531,558                  17,000              174,277
   Survivorship Variable Universal Life              2,600                26,786                      72                  759

                                                   623,929             6,558,344                  17,072              175,036
Utilities Division:
   PrinFlex Life                                    39,617               471,468                   7,891               93,083
   Survivorship Variable Universal Life              1,571                15,596                       5                   50

                                                    41,188               487,064                   7,896               93,133

                                                11,516,892          $165,262,576               6,302,514          $83,323,890



                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   PrinFlex Life                                   861,317           $12,227,704                211,314            $2,857,454
Asset Allocation Division:
   PrinFlex Life                                   131,206             1,668,350                 53,260               645,589
Balanced Division:
   Flex Variable Life                               36,816             1,264,339                 71,643             2,030,576
   PrinFlex Life                                   490,842             6,352,561                138,126             1,693,746

                                                   527,658             7,616,900                209,769             3,724,322
Bond Division:
   Flex Variable Life                               55,198             1,406,724                 53,470             1,271,250
   PrinFlex Life                                   174,764             2,098,649                 49,437               565,502

                                                   229,962             3,505,373                102,907             1,836,752
Capital Value Division:
   Flex Variable Life                               69,516             2,942,517                 96,955             3,533,172
   PrinFlex Life                                 1,007,229            14,488,359                257,693             3,491,448

                                                 1,076,745            17,430,876                354,648             7,024,620
Fidelity Contrafund Division:
   PrinFlex Life                                   457,546             6,291,010                120,504             1,610,333
Fidelity Equity Income Division:
   PrinFlex Life                                   361,409             4,781,646                 86,079             1,119,347
Fidelity High Income Division:
   PrinFlex Life                                   109,968             1,310,358                 41,948               482,536
Government Securities Division:
   PrinFlex Life                                   286,524             3,395,601                 19,932               228,122
Growth Division:
   PrinFlex Life                                   303,006             4,142,276                 55,628               748,373
High Yield Division:
   Flex Variable Life                               29,675               857,141                 20,132               455,939
International Division:
   PrinFlex Life                                   530,953             6,632,041                131,554             1,545,576
International SmallCap Division:
   PrinFlex Life                                    38,901               334,880                  3,976                33,554
MicroCap Division:
   PrinFlex Life                                    19,585               159,179                  1,311                10,213
MidCap Division:
   Flex Variable Life                              103,942             4,846,657                183,301             7,449,571
   PrinFlex Life                                   943,646            12,430,779                229,365             2,824,456
                                                 1,047,588            17,277,436                412,666            10,274,027
Mid-Cap Growth Division:
   PrinFlex Life                                    34,735               306,597                  2,195                18,952
Money Market Division:
   Flex Variable Life                               39,955               657,300                 49,712               795,271
   PrinFlex Life                                 3,322,020            35,876,706              2,964,012            31,732,075

                                                 3,361,975            36,534,006              3,013,724            32,527,346

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Putnam Global Asset Allocation Division:
   PrinFlex Life                                     7,867          $     76,195                    562           $     5,417
Putnam Vista Division;
   PrinFlex Life                                    13,042               114,287                  1,330                12,225
Putnam Voyager Division:
   PrinFlex Life                                    90,896               868,001                  7,931                74,099
Real Estate Division:
   PrinFlex Life                                     3,623                34,212                    233                 2,119
SmallCap Division:
   PrinFlex Life                                    33,031               251,186                  1,679                12,442
SmallCap Growth Division:
PrinFlex Life                                       22,252               193,803                  1,822                16,058
SmallCap Value Division:
   PrinFlex Life                                    17,813               145,873                    878                 7,015
Utilities Division:
   PrinFlex Life                                     4,976                54,019                  1,032                11,132

                                                 9,602,253          $126,208,950              4,857,014           $65,283,562




                                                                          Year ended December 31, 1997

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   PrinFlex Life                                   343,834          $  4,288,340                 27,761           $   319,839
Asset Allocation Division:
   PrinFlex Life                                    51,667               616,979                  2,856                31,871
Balanced Division:
   Flex Variable Life                               67,360             2,010,011                 95,006             2,391,024
   PrinFlex Life                                   128,270             1,521,439                 10,602               119,088

                                                   195,630             3,531,450                105,608             2,510,112
Bond Division:
   Flex Variable Life                               51,436             1,162,750                 52,293             1,098,247
   PrinFlex Life                                    51,729               568,518                  7,380                79,139

                                                   103,165             1,731,268                 59,673             1,177,386
Capital Value Division:
   Flex Variable Life                              119,379             4,364,014                127,882             3,865,122
   PrinFlex Life                                   281,944             3,424,513                 30,266               360,113

                                                   401,323             7,788,527                158,148             4,225,235
Fidelity Contrafund Division:
   PrinFlex Life                                   185,497             2,125,905                 13,013               152,286
Fidelity Equity Income Division:
   PrinFlex Life                                    89,263             1,018,045                  6,221                72,899
Fidelity High Income Division:
   PrinFlex Life                                    34,237               369,108                  5,629                63,753




           Principal Life Insurance Company
            Variable Life Separate Account

       Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities
   (continued)
                                                                          Year ended December 31, 1997

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Government Securities Division:
   PrinFlex Life                                    10,283          $    115,306                    745           $     7,938
Growth Division:
   PrinFlex Life                                    81,327               952,971                  5,376                62,733
High Yield Division:
   Flex Variable Life                               52,320             1,263,141                 23,011               487,852
International Division:
   PrinFlex Life                                   273,767             3,172,214                 26,010               290,962
MidCap Division:
   Flex Variable Life                              180,420             6,880,578                240,515             8,968,075
   PrinFlex Life                                   442,300             5,239,657                 33,607               402,455

                                                   622,720            12,120,235                274,122             9,370,530
Money Market Division:
   Flex Variable Life                              158,768             2,472,127                213,736             3,276,766
   PrinFlex Life                                 1,225,077            12,671,220                859,324             8,843,607

                                                 1,383,845            15,143,347              1,073,060            12,120,373

                                                 3,828,878           $54,236,836              1,781,233           $30,893,769




5. Year 2000 Issues (Unaudited)

As of January 31, 2000, virtually all of the major technology systems, processes and infrastructure, including those which rely on third party vendors used by Principal Life and other service providers of the Separate Account appear to be operating smoothly following the rollover to the Year 2000. Principal Life has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. Principal Life will continue its Year 2000 vigilance into early 2001.

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships, and contingency plans, Principal Life believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Separate Account's future results of operations, liquidity, or financial condition.



                         Report of Independent Auditors







The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa
January 31, 2000



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
                                                                              (In Millions)
Revenues
Premiums and other considerations                                   $3,152        $3,409        $4,668
Fees and other revenue                                               1,125           992           881
Net investment income                                                2,777         2,806         2,937
Net realized capital gains                                             459           466           176
Contribution from closed block                                          11            13             -
                                                                ------------------------------------------
Total revenues                                                       7,524         7,686         8,662

Expenses
Policy and contract benefits                                         4,210         4,500         5,271
Change in future policy benefits and
   contractholder funds                                                415           277           361
Dividends to policyholders                                               9           155           299
Operating expenses                                                   1,757         2,015         2,036
                                                                ------------------------------------------
                                                                ------------------------------------------
Total expenses                                                       6,391         6,947         7,967
                                                                ------------------------------------------

Income before income taxes                                           1,133           739           695

Income taxes                                                           323            44           241
                                                                ------------------------------------------
                                                                ==========================================
Net income                                                          $  810        $  695        $  454
                                                                ==========================================



See accompanying notes.




                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position


                                                                                        December 31
                                                                                     1999         1998
                                                                                 ---------------------------
                                                                                 ---------------------------
                                                                                       (In Millions)
Assets
Fixed maturities, available-for-sale                                                $21,660      $21,006
Equity securities, available-for-sale                                                   864        1,102
Mortgage loans                                                                       12,296       12,091
Real estate                                                                           2,212        2,585
Policy loans                                                                             28           25
Other investments                                                                       637          349
                                                                                 ---------------------------
Total investments                                                                    37,697       37,158

Cash and cash equivalents                                                               362          461
Accrued investment income                                                               408          375
Deferred policy acquisition costs                                                       792          456
Property and equipment                                                                  458          451
Goodwill and other intangibles                                                          152          161
Premiums due and other receivables                                                      284          261
Mortgage loan servicing rights                                                        1,081          778
Closed block assets                                                                   4,318        4,251
Separate account assets                                                              33,307       29,009
Other assets                                                                            451          582
                                                                                 ---------------------------
                                                                                 ===========================
Total assets                                                                        $79,310      $73,943
                                                                                 ===========================
                                                                                 ===========================

Liabilities
Contractholder funds                                                                $24,523      $23,339
Future policy benefits and claims                                                     7,623        7,082
Other policyholder funds                                                                271          293
Short-term debt                                                                           -          200
Long-term debt                                                                          834          671
Income taxes currently payable                                                           15           27
Deferred income taxes                                                                   159          497
Closed block liabilities                                                              5,395        5,299
Separate account liabilities                                                         33,307       29,009
Other liabilities                                                                     2,232        2,057
                                                                                 ---------------------------
                                                                                 ---------------------------
Total liabilities                                                                    74,359       68,474

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                                                       3            3
Retained earnings                                                                     5,110        4,749
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                      (102)         746
   Net foreign currency translation adjustment                                          (60)         (29)
                                                                                 ---------------------------
                                                                                 ---------------------------
Total stockholder's equity                                                            4,951        5,469
                                                                                 ---------------------------
                                                                                 ===========================
Total liabilities and stockholder's equity                                          $79,310      $73,943
                                                                                 ===========================

See accompanying notes.




                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity



                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)
   Balances at January 1, 1997         $-       $3,803          $   860             $  (9)            $4,654
   Comprehensive income:
     Net income                         -          454                -                 -                454
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -              197                 -                197
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,               -            -              118                 -                118
       available-for-sale
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              (44)                -                (44)
       Unearned revenue reserves        -            -                4                 -                  4
     Provision for deferred
       income taxes                     -            -              (97)                -                (97)
     Change in net foreign
       currency translation             -            -                -                (2)                (2)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  630
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1997        -        4,257            1,038               (11)             5,284
   Issuance of 2,500,000 shares
     of common stock to parent
     holding company                    3           (3)              -                  -                  -
   Dividend to parent holding           -         (200)              -                  -               (200)
     company
   Comprehensive income:
     Net income                         -          695               -                  -                695
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -            (203)                 -               (203)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (292)                 -               (292)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              37                  -                 37
       Unearned revenue reserves        -            -              (4)                 -                 (4)
     Provision for deferred
       income tax benefit               -            -             170                  -                170
     Change in net foreign
       currency translation             -            -               -                (18)               (18)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  385
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1998        3        4,749             746                (29)             5,469



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)

   Balances at January 1, 1999         $3       $4,749          $  746              $ (29)            $5,469
   Dividend to parent holding           -         (449)              -                  -               (449)
     company
   Comprehensive loss:
     Net income                         -          810               -                  -                810
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -          (1,375)                 -             (1,375)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (142)                 -               (142)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs                           -             246                  -                246
       Unearned revenue reserves                     -             (30)                 -                (30)
     Provision for deferred
       income tax benefit                            -             453                  -                453
     Change in net foreign
       currency translation                          -               -                (31)               (31)
       adjustment
                                                                                                 ----------------
   Comprehensive loss                                                                                    (69)
                                  ===============================================================================
   Balances at December 31, 1999       $3       $5,110         $  (102)              $(60)            $4,951
                                  ===============================================================================



See accompanying notes.




                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                             $     810   $     695      $   454
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                          76         170          170
   Additions to deferred policy acquisition costs                           (254)       (229)        (213)
   Gain on sales of subsidiaries                                             (11)         (6)         (14)
   Accrued investment income                                                 (33)         24            7
   Premiums due and other receivables                                        (21)         87          (78)
   Contractholder and policyholder liabilities and dividends
                                                                           1,430       1,489        1,396
   Current and deferred income taxes                                         103        (265)          96
   Net realized capital gains                                               (459)       (466)        (176)
   Depreciation and amortization expense                                      72         100          117
   Change in closed block operating assets and
     liabilities, net                                                        174         230            -
   Other                                                                     163         115         (185)
                                                                      ---------------------------------------
Net adjustments                                                            1,240       1,249        1,120
                                                                      ---------------------------------------
Net cash provided by operating activities                                  2,050       1,944        1,574

Investing activities Available-for-sale securities:
   Purchases                                                             (10,956)     (7,141)      (7,478)
   Sales                                                                   6,852       5,684        7,475
   Maturities                                                              2,500       1,377        1,204
Mortgage loans acquired or originated                                    (16,503)    (14,162)      (9,925)
Mortgage loans sold or repaid                                             16,242      14,414        8,977
Net change in mortgage servicing rights                                     (307)       (387)        (144)
Real estate acquired                                                        (449)       (436)        (309)
Real estate sold                                                             870         662          198
Net change in property and equipment                                         (20)        (20)           -
Change in closed block investments, net                                     (169)       (201)           -
Proceeds from sales of subsidiaries                                           42          96           35
Purchases of interest in subsidiaries, net of cash acquired                  (13)       (218)         (99)
Net change in other investments                                             (260)       (249)         (83)
                                                                      ---------------------------------------
Net cash used in investing activities                                     (2,171)       (581)        (149)





                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)



                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     203    $     243     $     75
Principal repayments of debt                                                 (40)         (51)         (28)
Proceeds of short-term borrowings                                          4,952        8,628        5,089
Repayment of short-term borrowings                                        (4,896)      (8,924)      (4,974)
Dividend paid to parent holding company                                     (441)        (140)           -
Investment contract deposits                                               5,325        5,854        4,134
Investment contract withdrawals                                           (5,081)      (7,058)      (5,446)
                                                                      ---------------------------------------
Net cash provided by (used in) financing activities                           22       (1,448)      (1,150)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (99)         (85)         275

Cash and cash equivalents at beginning of year                               461          546          271
                                                                      =======================================
Cash and cash equivalents at end of year                               $     362    $     461      $   546
                                                                      =======================================

Schedule of noncash operating and investing activities
Dividend of net noncash assets and liabilities of Princor Financial
   Services Corporation to Principal Financial Services, Inc. on
   April 1, 1999                                                       $      12
                                                                      =============
Thefollowing  noncash  assets and  liabilities  were  transferred  to the Closed
   Block as a result of the July 1, 1998 mutual holding company formation:
   Operating activities:
     Accrued investment income                                                     $       59
     Deferred policy acquisition costs                                                    697
     Other assets                                                                          12
     Future policy benefits and claims                                                 (4,545)
     Other policyholder funds                                                              (7)
     Policyholder dividends payable                                                      (388)
     Other liabilities                                                                   (173)
                                                                                   -------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale                                               1,562
     Mortgage loans                                                                     1,027
     Policy loans                                                                         736
     Other investments                                                                      1
                                                                                   -------------
   Total noncash investing activities                                                   3,326
                                                                                   =============
   Total noncash operating and investing activities                                   $(1,019)
                                                                                   =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                                                        $   (160)
                                                                                   =============

See accompanying notes.




                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1999


1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.3 billion at December 31, 1999 and $2.2 billion at December 31, 1998. Total revenues of the unconsolidated entities were $2.0 billion in 1999, $1.8 billion in 1998 and $294 million in 1997. During 1999, 1998 and 1997, the Company included $108 million, $18 million and $19 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to policyholders included therein that, after



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

the Reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts such that their cash flows together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of aggregate dividend scales in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyholder benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities". The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in operating income or other comprehensive income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $432 million and $743 million and commercial mortgage loans held for sale in the amount of $280 million and $22 million at December 31, 1999 and 1998, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Premiums and other considerations:
     Direct                                                         $3,187        $3,390        $4,601
     Assumed                                                             4            59           106
     Ceded                                                             (39)          (40)          (39)
                                                                ==========================================
   Net premiums and other considerations                            $3,152        $3,409        $4,668
                                                                ==========================================

   Policy and contract benefits and changes in reserves:
     Direct                                                         $4,656        $4,739        $5,596
     Assumed                                                            (1)           66           102
     Ceded                                                             (30)          (28)          (66)
                                                                ------------------------------------------
   Net policy and contract benefits and changes in reserves
                                                                    $4,625        $4,777        $5,632
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1999           1998
                                                  -----------------------------

   Property and equipment                              $777           $730
   Accumulated depreciation                            (319)          (279)
                                                  =============================
   Property and equipment, net                         $458           $451
                                                  =============================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Goodwill                                                                        $176           $185
   Other intangibles                                                                 21             16
                                                                              -----------------------------
                                                                                    197            201
   Accumulated amortization                                                         (45)           (40)
                                                                              =============================
   Total goodwill and other intangibles, net                                       $152           $161
                                                                              =============================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other Assets

Included in other assets are certain assets pending transfer or novation that are carried at fair value (see Note 2). The remainder of other assets are reported primarily at cost.

Comprehensive Income (Loss)

Comprehensive  income (loss) includes all changes in stockholder's equity during
a  period  except  those  resulting  from   investments  by   shareholders   and
distributions to shareholders.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                       $(1,039)        $(530)         $106
   Adjustment for realized gains on available-for-sale
     securities included in net income                                 191           238            72
                                                                ==========================================
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                   $  (848)        $(292)         $178
                                                                ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Certain reclassifications have been made to the 1997 and 1998 consolidated financial statements to conform to the 1999 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board ("the FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its consolidated financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.


2. Mergers, Acquisitions and Divestitures

During 1999, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $13 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17 million and $12 million, respectively.

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1999 and 1998, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                  $    163        $    -          $    2         $     161
     Foreign governments                               808            18              15               811
     States and political subdivisions                 139             1               9               131
     Corporate - public                              5,187            73             137             5,123
     Corporate - private                            10,300            95             332            10,063
     Mortgage-backed and other asset-backed
       securities                                    5,486            12             127             5,371
                                              ---------------------------------------------------------------
   Total fixed maturities                          $22,083          $199            $622           $21,660
                                              ===============================================================
   Total equity securities                       $     721          $176           $  33         $     864
                                              ===============================================================

   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                 $     615       $     -           $  10         $     605
     Foreign governments                               340            29               5               364
     States and political subdivisions                 137            10               -               147
     Corporate - public                              3,841           249              84             4,006
     Corporate - private                            10,570           623              95            11,098
     Mortgage-backed and other asset-backed
       securities                                    4,659           138              11             4,786
                                              ---------------------------------------------------------------
                                              ===============================================================
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                       $     760       $   395           $  53          $  1,102
                                              ===============================================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 1999, by expected maturity, are as follows (in millions):

                                                                                 Cost        Fair Value
                                                                             ------------------------------
                                                                             ------------------------------

   Due in one year or less                                                     $  1,261        $  1,260
   Due after one year through five years                                          7,784           7,654
   Due after five years through ten years                                         4,342           4,281
   Due after ten years                                                            3,210           3,094
                                                                             ------------------------------
                                                                             ------------------------------
                                                                                 16,597          16,289
   Mortgage-backed and other asset-backed securities                              5,486           5,371
                                                                             ------------------------------
                                                                             ==============================
   Total                                                                        $22,083         $21,660
                                                                             ==============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Fixed maturities, available-for-sale                             $1,578        $1,525        $1,620
   Equity securities, available-for-sale                                46            32            39
   Mortgage loans                                                    1,025         1,100         1,084
   Real estate                                                         188           143           107
   Policy loans                                                          2            27            50
   Cash and cash equivalents                                            19             9             9
   Other                                                                43            58            92
                                                                ------------------------------------------
                                                                ------------------------------------------
                                                                     2,901         2,894         3,001

   Less investment expenses                                           (124)          (88)          (64)
                                                                ------------------------------------------
                                                                ==========================================
   Net investment income                                            $2,777        $2,806        $2,937
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                           Year ended December 31
                                                                     1999          1998           1997
                                                                 -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  31         $  67         $  51
     Gross losses                                                     (123)          (31)          (43)
   Equity securities, available-for-sale:
     Gross gains                                                       409           329           132
     Gross losses                                                      (26)          (40)          (26)
   Mortgage loans                                                       (8)            8            (6)
   Real estate                                                          56           126            64
   Other                                                               120             7             4
                                                                 ===========================================
   Net realized capital gains                                         $459          $466          $176
                                                                 ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.3 billion, $2.8 billion and $5.0 billion in 1999, 1998 and 1997 respectively. Of the 1999, 1998 and 1997 proceeds, $3.6 billion, $2.2 billion and $4.0 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2 million, $23 million and $29 million and gross losses of $57 million, $7 million and $10 million in 1999, 1998 and 1997, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $910 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities, including the net unrealized gains and losses on the Closed Block available-for-sale securities, is as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Net unrealized gains and losses on fixed maturities, available-for-sale
                                                                                  $(436)         $939
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      205           347
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                               79          (167)
     Unearned revenue reserves                                                      (13)           17
   Provision for deferred income (taxes) tax benefit                                 63          (390)
                                                                              =============================
   Net unrealized gains and losses on available-for-sale securities               $(102)         $746
                                                                              =============================

During 1998, the net change in unrealized gains and losses on fixed maturities, available-for-sale, appearing in the consolidated statements of equity includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1999 and 1998, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
------------------------------------------------------   --------------------------------------------------
                                    December 31                                          December 31
                                  1999        1998                                     1999       1998
                               -----------------------                              -----------------------
                               -----------------------                              -----------------------

   New England                      5%          5%       Office                         30%        29%
   Middle Atlantic                 14          14        Retail                         33         33
   East North Central              10          10        Hotel                           1          1
   West North Central               4           5        Mixed use/other                 2          2
   South Atlantic                  25          25        Industrial                     32         33
   East South Central               3           3        Apartments                      3          3
   West South Central               7           7        Valuation allowance            (1)        (1)
   Mountain                         5           4
   Pacific                         28          28
   Valuation allowance             (1)         (1)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                   December 31
                                                                          1999        1998        1997
                                                                       ------------------------------------

   Balance at beginning of year                                            $104        $121        $121
   Establishment of closed block (see Note 5)                                 -          (9)          -
   Provision for losses                                                       5           4           8
   Releases due to write-downs, sales and foreclosures                       (1)        (12)         (8)
                                                                       ====================================
   Balance at end of year                                                  $108        $104        $121
                                                                       ====================================

The Company was servicing approximately 555,000 and 484,000 residential mortgage loans with aggregate principal balances of approximately $51.9 billion and $42.1 billion at December 31, 1999 and 1998, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $334 million and $284 million at December 31, 1999 and 1998, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                       December 31
                                                   1999           1998
                                               -----------------------------

   Investment real estate                          $1,461        $1,890
   Accumulated depreciation                          (161)         (183)
                                               -----------------------------
                                                    1,300         1,707
   Properties held for sale                           912           878
                                               =============================
   Real estate, net                                $2,212        $2,585
                                               =============================

Other investments include a temporarily controlled subsidiary. Also included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $760 million and $876 million at December 31, 1999 and 1998, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $77 million at December 31, 1999.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($76 million at December 31, 1999, and $855 million at December 31,
1998) represent the extent of the Company's involvement. The Company had outstanding mortgage-backed securities forwards of $149 million and $55 million at December 31, 1999 and 1998, respectively.

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

fixed rate liability. The notional principal amounts of the interest rate swaps outstanding at December 31, 1999 and 1998 were $1,211 million and $1,533 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $19 million for both years. The notional principal amounts of the swaptions outstanding at December 31, 1999 and 1998 were $470 million and $259 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $9 million and $6 million, respectively. The notional amounts of call options were $30 million at both December 31, 1999 and 1998, and the credit exposure was $19 million and $6 million at December 31, 1999 and 1998, respectively. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately five years at December 31, 1999 and six years at December 31, 1998. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets and liabilities into U. S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 1999, the Company had various foreign currency exchange agreements with maturities ranging from 2000 to 2018, with an aggregate notional amount of approximately $1,571 million and a credit exposure of $69 million. At December 31, 1998, such maturities ranged from 1999 to 2018 with an aggregate notional amount of approximately $486 million and a credit exposure of $35 million. The average unexpired term of the swaps was approximately six years at December 31, 1999 and seven years at December 31, 1998.

With regard to its foreign operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so, and beginning in 1999 for these cases, it uses foreign exchange derivatives to hedge the resulting currency risk. At December 31, 1999, the Company had foreign currency swaps with a notional amount of $5 million outstanding.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, and interest rate futures. The Company entered into mortgage-backed forwards totaling $87 million and $27 million at December 31, 1999 and 1998, respectively, and interest rate swaps with notional amounts of $88 million with a credit exposure totaling $2 million at December 31, 1999. In addition, the Company entered into interest rate futures contracts with notional amounts of $211 million and $58 million at December 31, 1999 and 1998, respectively. Such futures contracts are marked to market and settled daily.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $1,080 million and $2,369 million at December 31, 1999 and 1998, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $372 million and $1,100 million of mortgage loans at December 31, 1999 and 1998, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $5,550 million and $6,314 million at December 31, 1999 and 1998, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Assets
   Fixed maturities available-for-sale                                            $1,782        $1,722
   Mortgage loans                                                                  1,036         1,063
   Policy loans                                                                      752           741
   Other investments                                                                   1             1
                                                                              -----------------------------
   Total investments                                                               3,571         3,527

   Cash and cash equivalents                                                          24             -
   Accrued investment income                                                          63            60
   Deferred policy acquisition costs                                                 639           649
   Premiums due and other receivables                                                 21            15
                                                                              =============================
                                                                                  $4,318        $4,251
                                                                              =============================
   Liabilities
   Future policy benefits and claims                                              $4,864        $4,668
   Other policyholder funds                                                          406           399
   Other liabilities                                                                 125           232
                                                                              -----------------------------
                                                                                  $5,395        $5,299
                                                                              =============================

                                                                                     For the six-month
                                                              For the year ended   period from formation
                                                              December 31, 1999     to December 31, 1998
                                                             ----------------------------------------------
   Revenues and expenses
   Premiums and other considerations                                  $764                   $390
   Net investment income                                               269                    127
   Other income (expense)                                               (2)                     1
   Policy and contract benefits                                       (438)                  (196)
   Change in future policy benefits and contractholder funds
                                                                      (176)                  (110)
   Dividends to policyholders                                         (296)                  (143)
   Operating expenses                                                 (110)                   (56)
                                                             ==============================================
   Contribution from Closed Block (before income taxes)
                                                                     $  11                  $  13
                                                             ==============================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                       $456        $1,057        $1,058
   Balance transferred to the Closed Block                               -          (697)            -
   Cost deferred during the year                                       254           229           213
   Amortized to expense during the year                                (76)         (170)         (170)
   Effect of unrealized (gains) losses                                 158            37           (44)
                                                                ==========================================
   Balance at end of year                                             $792       $   456        $1,057
                                                                ==========================================


7. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                                               $15,941      $15,211
     Domestic funding agreements                                                       743          653
     International funding agreements backing
       medium-term notes                                                             1,139            -
     Other investment-type contracts                                                 3,115        3,806
                                                                              -----------------------------
   Total liabilities for investment-type contracts                                  20,938       19,670

   Liabilities for individual annuities                                              2,522        2,685
   Universal life and other reserves                                                 1,063          984
                                                                              =============================
   Total contractholder funds                                                      $24,523      $23,339
                                                                              =============================

The Company's contractholder funds, excluding universal life reserves, include surrender and withdrawal provisions which mitigate the risk of losses due to early withdrawals. Approximately 90% of such contractholder funds, include surrender or market value adjustment provisions, or are not subject to discretionary withdrawal. The remainder is subject to discretionary withdrawal at book value with minimal or no surrender charge.

Approximately 3.0% of the Company's investment contract portfolio includes puttable funding agreements, representing 1.3% of general account assets. Approximately 2.5% of the portfolio includes contracts which require the contractholder to give the Company a minimum of 90 days notice before contract termination payment.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2 billion program under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. In general, the payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 1999, the contractual maturities were 2002 - $180 million; 2004 - $358 million; 2008 - $36 million; and 2009 - $565 million.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                    $   641       $   770       $   800

   Incurred:
     Current year                                                    1,831         1,922         2,723
     Prior years                                                        32           (14)          (21)
                                                                ------------------------------------------
                                                                ------------------------------------------
   Total incurred                                                    1,863         1,908         2,702

   Reclassification for subsidiary merger
     (see Note 2)                                                        -           155             -
   Payments:
     Current year                                                    1,380         1,523         2,235
     Prior years                                                       405           359           497
                                                                ------------------------------------------
   Total payments                                                    1,785         2,037         2,732
                                                                ------------------------------------------

   Balance at end of year:
     Current year                                                      451           349           476
     Prior years                                                       268           292           294
                                                                ------------------------------------------
                                                                ==========================================
   Total balance at end of year                                    $   719       $   641       $   770
                                                                ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows an increase of $32 million, a decrease of $14 million and a decrease of $21 million to the December 31, 1998, 1997 and 1996 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1999, 1998 and 1997, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


8. Debt

Short-term debt

Short-term debt consists primarily of commercial paper and outstanding balances on credit facilities with various banks. At December 31, 1999, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $1.5 billion. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of debt as of December 31, 1999 and December 31, 1998 are as follows (in millions):

                                                                                      December 31
                                                                                 1999           1998
                                                                             ------------------------------

      7.875% surplus notes payable, due 2024                                      $199           199
      8% surplus notes payable, due 2044                                            99            99
      Non-recourse mortgages and notes payable                                     335           214
      Other mortgages and notes payable                                            201           159
                                                                             ==============================
      Total long-term debt                                                        $834          $671
                                                                             ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




8. Debt (continued)

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1999, 1998 and 1997, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1999 range from $1 million to $38 million per development with interest rates generally ranging from 6.4% to 9.3%. Outstanding principal balances as of December 31, 1998 range from $1 million to $39 million per development with interest rates generally ranging from 6.6% to 9.3%.

At December 31, 1999, future annual maturities of debt are as follows (in millions):

   2000                                                              $124
   2001                                                                72
   2002                                                                19
   2003                                                                12
   2004                                                                12
   Thereafter                                                         595
                                                                  ----------
                                                                  ==========
   Total future maturities of debt                                   $834
                                                                  ==========

Cash paid for interest for 1999, 1998 and 1997 was $96 million, $97 million and $67 million, respectively. These amounts include interest paid on taxes during these years.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Current income taxes:
     Federal                                                        $  84         $ (80)          $144
     State and foreign                                                 13            10              3
     Net realized capital gains                                       162           107             11
                                                                ------------------------------------------
   Total current income taxes                                         259            37            158
   Deferred income taxes                                               64             7             83
                                                                ==========================================
   Total income taxes                                                $323           $44           $241
                                                                ==========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Statutory corporate tax rate                                      35%           35%           35%
   Dividends received deduction                                      (3)           (4)           (2)
   Interest exclusion from taxable income                             -            (1)           (1)
   Resolution of prior year tax issues                                -           (20)            -
   Other                                                             (3)           (4)            3
                                                                ------------------------------------------
   Effective tax rate                                                29%            6%           35%
                                                                ==========================================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 138         $ 117
     Deferred policy acquisition costs                                             (149)         (111)
     Net unrealized losses (gains) on available for sale
       securities                                                                    88          (381)
     Mortgage loan servicing rights                                                (210)         (111)
     Other                                                                          (26)          (11)
                                                                              =============================
                                                                                  $(159)        $(497)
                                                                              =============================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes (continued)

The Internal Revenue Service ("the Service") has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $270 million in 1999, $309 million in 1998 and $143 million in 1997.


10. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                                     Other Postretirement
                                                 Pension Benefits                          Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning of      $  (827)     $(700)      $(732)        $(206)    $(214)    $(218)
     year
   Service cost                                (42)       (34)        (41)          (11)      (12)      (12)
   Interest cost                               (55)       (50)        (52)          (14)      (15)      (16)
   Actuarial gain (loss)                       163        (79)        101            (3)       20        19
   Curtailment adjustment                        -          -           7             -         -         -
   Benefits paid                                29         36          17             6        15        13
                                          ========== =========== ===========    ========= ========== =========
   Benefit obligation at end of year       $  (732)     $(827)      $(700)        $(228)    $(206)    $(214)
                                          ========== =========== ===========    ========= ========== =========

   Change in plan assets
   Fair value of plan assets at
     beginning of year                     $   993      $ 980       $ 841         $ 326     $ 300     $ 247
   Actual return on plan assets                 90         23         130             5        15        41
   Employer contribution                         6         26          26            21        26        25
   Benefits paid                               (29)       (36)        (17)           (6)      (15)      (13)
                                          ---------- ----------- -----------    --------- ---------- ---------
   Fair value of plan assets at end of      $1,060      $ 993       $ 980         $ 346     $ 326     $ 300
     year
                                          ========== =========== ===========    ========= ========== =========

   Funded status                           $   328      $ 166       $ 280         $ 118     $ 120     $  86
   Unrecognized net actuarial gain            (216)       (38)       (182)          (46)      (71)      (53)
   Unrecognized prior service cost              11         12          14             -         -         -
   Unamortized transition obligation           (26)       (37)        (49)            4         8        12
     (asset)
                                          ========== =========== ===========    ========= ========== =========
   Prepaid benefit cost                    $    97      $ 103       $  63         $  76     $  57     $  45
                                          ========== =========== ===========    ========= ========== =========

   Weighted-average assumptions as of
   December 31
   Discount rate                            8.00%       6.75%       7.25%         8.00%      6.75%     7.25%




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

                                                                                     Other Postretirement
                                                   Pension Benefits                         Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
  Components of net periodic benefit
  cost
   Service cost                           $     42      $  34       $  41         $  11     $  12      $  12
   Interest cost                                55         50          52            14        15         16
   Expected return on plan assets              (76)       (75)        (80)          (24)      (16)       (16)
   Amortization of prior service cost            1          1           1             -         -          -
   Amortization of transition (asset)
     obligation                                (11)       (11)        (11)            4         4          4
   Recognized net actuarial loss (gain)          -         (8)          2            (2)       (1)         -
                                          ---------- ----------- -----------    --------- ---------- ---------
   Net periodic benefit cost (income)     $     11      $  (9)     $    5        $    3     $  14      $  16
                                          ========== =========== ===========    ========= ========== =========

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 1999, 1998 and 1997. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.0%, 8.1% and 8.2% for 1999, 1998 and 1997, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 14.1% in 1999 and declines to an ultimate rate of 6% in 2009. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                1-Percentage-Point     1-Percentage-Point
                                                                     Increase               Decrease
                                                               ---------------------- ---------------------
   Effect on total of service and interest cost components
                                                                       $  8                 $  (6)
   Effect on accumulated postretirement benefit obligation
                                                                         41                   (33)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually, to the plans in 1999 and 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually, to the plans in 1997. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in both 1999 and 1998, and $15 million in 1997 to these defined contribution plans.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly-owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $357 million in 1999, $362 million in 1998 and $344 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                        Held for Sale     Held for        Total Rental
                                                                         Investment        Commitments
                                                        ---------------------------------------------------

   2000                                                    $  96           $   150            $   246
   2001                                                       87               137                224
   2002                                                       67               127                194
   2003                                                       53               117                170
   2004                                                       41               105                146
   Thereafter                                                180               796                976
                                                        ===================================================
   Total future minimum lease receipts                      $524            $1,432             $1,956
                                                        ===================================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1999, $60 million in 1998 and $84 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Other Commitments and Contingencies (continued)

   2000                                                                                           $  43
   2001                                                                                              32
   2002                                                                                              23
   2003                                                                                              16
   2004                                                                                               9
   Thereafter                                                                                         9
                                                                                                -----------
                                                                                                    132
   Less future sublease rental income on these noncancelable leases                                   3
                                                                                                ===========
   Total future minimum lease payments                                                             $129
                                                                                                ===========

The Company is a plaintiff or defendant in actions arising out of its insurance business and investment operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two purported class-action lawsuits which allege improper life insurance sales practices. The Company believes the claims are without merit and intends to vigorously contest such suits. However, there can be no assurance that such sales practice litigation or any future similar litigation will not have a material adverse effect on the Company's business, financial condition or results of operations.

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments (continued)

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998, are as follows (in millions):

                                                             1999                         1998
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)

   Fixed maturities (see Note 3)                      $21,660       $21,660        $21,006      $21,006
   Equity securities (see Note 3)                         864           864          1,102        1,102
   Mortgage loans                                      12,296        12,155         12,091       12,711
   Policy loans                                            28            28             25           25
   Other investments                                      465           465            198          198
   Cash and cash equivalents                              362           362            461          461
   Accrued investment income                              408           408            375          375
   Financial instruments included in Closed
     Block (see Note 5)                                 3,658         3,649          3,587        3,652
   Mortgage servicing rights                            1,081         1,288            778          821
   Investment-type insurance contracts                (23,563)      (23,068)       (22,127)     (21,606)
   Short-term debt                                          -             -           (200)        (200)
   Long-term debt                                         834           790           (671)        (708)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices upon formal adoption by Iowa regulatory authorities. If adopted as proposed effective January 1, 2001, Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company meets the RBC requirements.

Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Iowa Commissioner to pay a dividend if such a dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 1999 statutory results, the Company could pay approximately $539 million in dividends in 2000 without exceeding the statutory limitation. In 1999, the Company notified the Iowa Commissioner in advance of all dividend payments and received approval for an extraordinary dividend of $250 million. Total dividends paid to its parent company in 1999 were $509 million. Dividends were composed of cash, other assets and the net assets of the Company's subsidiary, Princor Financial Services Corporation. The distribution of the Company's investment in Princor Financial Services Corporation was recorded at fair market value of $77 million and resulted in a gain of $56 million for a subsidiary of the Company.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1999, 1998 and 1997, and net income for the years ended December 31, 1999, 1998 and 1997, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                                 Stockholder's        Net
                                                                     Assets         Equity          Income
                                                                  ------------------------------------------
                                                                  ------------------------------------------
   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,018       $3,152            $714
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (357)        (357)              -
     Other investment adjustments                                      2,088          995              10
     Adjustments to insurance reserves and dividends                    (125)        (236)             15
     Deferral of policy acquisition costs                              1,409        1,409              68
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33              18
     Other - net                                                         277          253             (15)
                                                                  ------------------------------------------
   As reported in these consolidated GAAP financial statements       $79,310       $4,951            $810
                                                                  ==========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096       $3,032            $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              997          997               -
     Other investment adjustments                                      1,620        1,081             176
     Adjustments to insurance reserves and dividends                    (169)        (192)            (56)
     Deferral of policy acquisition costs                              1,105        1,105               -
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (475)            165
     Other - net                                                         294          219            (101)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $73,943       $5,469            $695
                                                                  ==========================================

   December 31, 1997
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $63,957       $2,811            $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale            1,176        1,176               -
     Other investment adjustments                                        853        1,141              27
     Adjustments to insurance reserves and dividends                    (173)        (131)            (41)
     Deferral of policy acquisition costs                              1,057        1,057              43
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (643)              7
     Other - net                                                         184          171             (14)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $67,054       $5,284            $454
                                                                  ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Non-domestic Operations

The Company's non-U.S. operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects decreases of $31 million, $18 million and $2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 1999, 1998 and 1997. Total revenues by geographic region are as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Domestic (United States)                                         $7,252         $7,449        $8,547
   Non-domestic                                                        272            237           115
                                                                ------------------------------------------
   Total revenues                                                   $7,524         $7,686        $8,662
                                                                ==========================================

Total assets by geographic region are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Domestic (United States)                                                        $77,856      $72,704
   Non-domestic                                                                      1,454        1,239
                                                                              =============================
   Total assets                                                                    $79,310      $73,943
                                                                              =============================


15. Year 2000 (Unaudited)

As of January 31, 2000, virtually all of the Company's major technology systems, processes, and infrastructure, including those which rely on third party vendors, appear to be operating smoothly following the rollover to the Year 2000. The Company has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue its Year 2000 vigilance into early 2001.

The total cost for the project was approximately $24 million through December 31, 1999, with the costs expensed as incurred. Any additional costs to complete activities related to internal processes, external relationships, contingency plans and to maintain Year 2000 readiness are not expected to be material.

                        Principal Life Insurance Company

15. Year 2000 (Unaudited) (continued)

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships and contingency plans, the Company believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity or financial condition.








                                  APPENDIX - A

SAMPLE ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the policy value, surrender value and death proceeds of the Policy may change with the investment experience of the Investment Accounts. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the assets in the Investment Accounts were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Both death benefit option 1 and option 2 are illustrated.

The illustrations reflect a hypothetical Policy issued to a 55 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
o Illustrations 1 and 3 reflect current administrative and cost of insurance charges.
o Illustrations 2, 4, 5 and 6 reflect the guaranteed maximum administration and cost of insurance charges. (Illustrations 5 and 6 reflect the guaranteed charges for Policies applied for in Texas only.)

The  illustrations  reflect all Policy  charges  including:
o    deductions from premiums for sales load and state and federal taxes;
o    monthly administration charges;
o    cost of insurance charge;
o    mortality and expense risks charge; and
o contingent deferred sales load that may be deducted if the Policy was fully surrendered or if it lapsed.

In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ending December 31, 1999. The Manager of certain Investment Accounts has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts during the year ending December 31, 2000. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue beyond 2000. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.

The illustrations are based on the assumption that:
o    payments are made according to the $16,000 annual target premium schedule;
o    no values are allocated to the Fixed Account;
o    no changes are made to the death benefit option or face amount;
o    no policy loans and/or partial surrenders are made; and
o    no riders are in effect.

Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have option of selecting which Investment Accounts (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.

In advertisements or sales literature for the Policies that include performance data for one of more of the Investment Accounts, we may include policy values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific Investment Account(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for an Investment Account that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).


                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                            ASSUMING CURRENT CHARGES
                                  (All States)
Illustration 1                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $250,000      $250,000       $250,000
      2            8,610         250,000       250,000        250,000
      3           13,241         250,000       250,000        250,000
      4           18,103         250,000       250,000        250,000
      5           23,208         250,000       250,000        250,000
      6           28,568         250,000       250,000        250,000
      7           34,196         250,000       250,000        250,000
      8           40,106         250,000       250,000        250,000
      9           46,312         250,000       250,000        250,000
     10           52,827         250,000       250,000        250,000
     11           59,669         250,000       250,000        250,000
     12           66,852         250,000       250,000        250,000
     13           74,395         250,000       250,000        250,000
     14           82,314         250,000       250,000        250,000
     15           90,630         250,000       250,000        250,000
     20          138,877         250,000       250,000        250,000
     25          200,454         250,000       250,000        421,691
     30          279,043         250,000       250,000        673,459

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200          $2,963       $3,163       $3,364
      2            8,610           5,856        6,441        7,051
      3           13,241           8,651        9,810       11,066
      4           18,103          11,373       13,298       15,469
      5           23,208          14,023       16,910       20,301
      6           28,568          16,595       20,647       25,600
      7           34,196          19,088       24,511       31,416
      8           40,106          21,487       28,495       37,790
      9           46,312          23,780       32,590       44,770
     10           52,827          26,129       37,032       52,750
     11           59,669          28,480       41,739       61,679
     12           66,852          30,772       46,658       71,591
     13           74,395          33,011       51,810       82,610
     14           82,314          35,222       57,229       94,885
     15           90,630          37,332       62,865      108,510
     20          138,877          45,855       94,412      203,310
     25          200,454          49,928      132,805      363,527
     30          279,043          44,981      179,949      629,401

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated           0%          6%          12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200            $1,115      $1,315         $1,515
      2            8,610             3,581       4,166          4,776
      3           13,241             4,520       5,679          6,935
      4           18,103             7,242       9,167         11,338
      5           23,208             9,892      12,780         16,170
      6           28,568            12,661      16,713         21,666
      7           34,196            15,547      20,971         27,876
      8           40,106            18,537      25,544         34,839
      9           46,312            21,617      30,426         42,606
     10           52,827            24,949      35,852         51,570
     11           59,669            28,480      41,739         61,679
     12           66,852            30,772      46,658         71,591
     13           74,395            33,011      51,810         82,610
     14           82,314            35,222      57,229         94,885
     15           90,630            37,332      62,865        108,510
     20          138,877            45,855      94,412        203,310
     25          200,454            49,928     132,805        363,527
     30          279,043            44,981     179,949        629,401

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                            (All States except Texas)
Illustration 2                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $250,000       $250,000      $250,000
      2            8,610         250,000        250,000       250,000
      3           13,241         250,000        250,000       250,000
      4           18,103         250,000        250,000       250,000
      5           23,208         250,000        250,000       250,000
      6           28,568         250,000        250,000       250,000
      7           34,196         250,000        250,000       250,000
      8           40,106         250,000        250,000       250,000
      9           46,312         250,000        250,000       250,000
     10           52,827         250,000        250,000       250,000
     11           59,669         250,000        250,000       250,000
     12           66,852         250,000        250,000       250,000
     13           74,395         250,000        250,000       250,000
     14           82,314         250,000        250,000       250,000
     15           90,630         250,000        250,000       250,000
     20          138,877         250,000        250,000       250,000
     25          200,454         250,000        250,000       345,557
     30          279,043             -          250,000       549,742

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200          $2,709      $2,902        $3,094
      2            8,610           5,345       5,898         6,476
      3           13,241           7,874       8,961        10,142
      4           18,103          10,293      12,087        14,116
      5           23,208          12,597      15,275        18,427
      6           28,568          14,778      18,518        23,103
      7           34,196          16,825      21,806        28,174
      8           40,106          18,726      25,131        33,669
      9           46,312          20,466      28,478        39,625
     10           52,827          22,177      32,042        46,379
     11           59,669          23,811      35,749        53,878
     12           66,852          25,254      39,488        62,094
     13           74,395          26,498      43,258        71,118
     14           82,314          27,524      47,046        81,046
     15           90,630          28,304      50,836        91,986
     20          138,877          27,370      69,052       167,300
     25          200,454          13,836      83,246       297,894
     30          279,043             -        86,301       513,777

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated           0%          6%          12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200             $861        $1,053        $1,246
      2            8,610            3,069         3,623         4,200
      3           13,241            3,743         4,830         6,011
      4           18,103            6,162         7,957         9,985
      5           23,208            8,466        11,144        14,297
      6           28,568           10,844        14,583        19,169
      7           34,196           13,285        18,266        24,633
      8           40,106           15,776        22,180        30,719
      9           46,312           18,303        26,314        37,462
     10           52,827           20,997        30,862        45,199
     11           59,669           23,811        35,749        53,878
     12           66,852           25,254        39,488        62,094
     13           74,395           26,498        43,258        71,118
     14           82,314           27,524        47,046        81,046
     15           90,630           28,304        50,836        91,986
     20          138,877           27,370        69,052       167,300
     25          200,454           13,836        83,246       297,894
     30          279,043              -          86,301       513,777

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                            ASSUMING CURRENT CHARGES
                                  (All States)
Illustration 3                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $252,954       $253,154       $253,354
      2            8,610         255,830        256,412        257,019
      3           13,241         258,597        259,748        260,995
      4           18,103         261,282        263,189        265,339
      5           23,208         263,884        266,738        270,087
      6           28,568         266,398        270,392        275,272
      7           34,196         268,820        274,151        280,935
      8           40,106         271,135        278,002        287,105
      9           46,312         273,328        281,931        293,817
     10           52,827         275,555        286,163        301,441
     11           59,669         277,763        290,611        309,908
     12           66,852         279,894        295,222        319,242
     13           74,395         281,957        300,013        329,546
     14           82,314         283,978        305,020        340,952
     15           90,630         285,872        310,164        353,490
     20          138,877         292,770        337,414        437,131
     25          200,454         293,976        365,958        570,517
     30          279,043         284,116        389,639        779,960

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200        $2,954        $3,154        $3,354
      2            8,610         5,830         6,412         7,019
      3           13,241         8,597         9,748        10,995
      4           18,103        11,282        13,189        15,339
      5           23,208        13,884        16,738        20,087
      6           28,568        16,398        20,392        25,272
      7           34,196        18,820        24,151        30,935
      8           40,106        21,135        28,002        37,105
      9           46,312        23,328        31,931        43,817
     10           52,827        25,555        36,163        51,441
     11           59,669        27,763        40,611        59,908
     12           66,852        29,894        45,222        69,242
     13           74,395        31,957        50,013        79,546
     14           82,314        33,978        55,020        90,952
     15           90,630        35,872        60,164       103,490
     20          138,877        42,770        87,414       187,131
     25          200,454        43,976       115,958       320,517
     30          279,043        34,116       139,639       529,960

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated           0%          6%            12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200            $1,106      $1,305         $1,505
      2            8,610             2,883       3,465          4,073
      3           13,241             4,466       5,617          6,864
      4           18,103             7,151       9,058         11,209
      5           23,208             9,754      12,607         15,957
      6           28,568            12,464      16,457         21,338
      7           34,196            15,280      20,610         27,394
      8           40,106            18,185      25,051         34,154
      9           46,312            21,164      29,768         41,653
     10           52,827            24,375      34,983         50,261
     11           59,669            27,763      40,611         59,908
     12           66,852            29,894      45,222         69,242
     13           74,395            31,957      50,013         79,546
     14           82,314            33,978      55,020         90,952
     15           90,630            35,872      60,164        103,490
     20          138,877            42,770      87,414        187,131
     25          200,454            43,976     115,958        320,517
     30          279,043            34,116     139,639        529,960

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                            (All States Except Texas)
Illustration 4                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $252,698       $252,890      $253,081
      2            8,610         255,312        255,862       256,436
      3           13,241         257,808        258,885       260,054
      4           18,103         260,180        261,952       263,955
      5           23,208         262,423        265,059       268,160
      6           28,568         264,528        268,194       272,687
      7           34,196         266,481        271,342       277,553
      8           40,106         268,268        274,488       282,773
      9           46,312         269,872        277,609       288,365
     10           52,827         271,416        280,886       294,629
     11           59,669         272,854        284,233       301,487
     12           66,852         274,069        287,531       308,872
     13           74,395         275,050        290,763       316,828
     14           82,314         275,775        293,901       325,390
     15           90,630         276,215        296,907       334,592
     20          138,877         272,930        308,282       391,360
     25          200,454         256,481        307,430       469,028
     30          279,043             -          280,842       570,263

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200          $2,698       $2,890       $3,081
      2            8,610           5,312        5,862        6,436
      3           13,241           7,808        8,885       10,054
      4           18,103          10,180       11,952       13,955
      5           23,208          12,423       15,059       18,160
      6           28,568          14,528       18,194       22,687
      7           34,196          16,481       21,342       27,553
      8           40,106          18,268       24,488       32,773
      9           46,312          19,872       27,609       38,365
     10           52,827          21,416       30,886       44,629
     11           59,669          22,854       34,233       51,487
     12           66,852          24,069       37,531       58,872
     13           74,395          25,050       40,763       66,828
     14           82,314          25,775       43,901       75,390
     15           90,630          26,215       46,907       84,592
     20          138,877          22,930       58,282      141,360
     25          200,454           6,481       57,430      219,028
     30          279,043             -         30,842      320,263

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated          0%           6%           12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200              $850      $1,041        $1,233
      2            8,610             2,365       2,915         3,489
      3           13,241             3,677       4,754         5,923
      4           18,103             6,049       7,821         9,824
      5           23,208             8,293      10,928        14,029
      6           28,568            10,594      14,260        18,753
      7           34,196            12,941      17,802        24,012
      8           40,106            15,317      21,537        29,823
      9           46,312            17,708      25,445        36,201
     10           52,827            20,236      29,706        43,449
     11           59,669            22,854      34,233        51,487
     12           66,852            24,069      37,531        58,872
     13           74,395            25,050      40,763        66,828
     14           82,314            25,775      43,901        75,390
     15           90,630            26,215      46,907        84,592
     20          138,877            22,930      58,282       141,360
     25          200,454             6,481      57,430       219,028
     30          279,043               -        30,842       320,263

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                                  (Texas Only)
Illustration 5                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $250,000       $250,000      $250,000
      2            8,610         250,000        250,000       250,000
      3           13,241         250,000        250,000       250,000
      4           18,103         250,000        250,000       250,000
      5           23,208         250,000        250,000       250,000
      6           28,568         250,000        250,000       250,000
      7           34,196         250,000        250,000       250,000
      8           40,106         250,000        250,000       250,000
      9           46,312         250,000        250,000       250,000
     10           52,827         250,000        250,000       250,000
     11           59,669         250,000        250,000       250,000
     12           66,852         250,000        250,000       250,000
     13           74,395         250,000        250,000       250,000
     14           82,314         250,000        250,000       250,000
     15           90,630         250,000        250,000       250,000
     20          138,877         250,000        250,000       250,000
     25          200,454         250,000        250,000       345,612
     30          279,043             -          250,000       549,872

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200          $2,709       $2,902       $3,094
      2            8,610           5,345        5,898        6,476
      3           13,241           7,874        8,961       10,142
      4           18,103          10,293       12,087       14,116
      5           23,208          12,597       15,275       18,427
      6           28,568          14,778       18,518       23,103
      7           34,196          16,825       21,806       28,174
      8           40,106          18,726       25,131       33,669
      9           46,312          20,466       28,478       39,625
     10           52,827          22,177       32,042       46,379
     11           59,669          23,811       35,749       53,878
     12           66,852          25,254       39,488       62,094
     13           74,395          26,498       43,258       71,118
     14           82,314          27,524       47,046       81,046
     15           90,630          28,306       50,838       91,987
     20          138,877          27,392       69,074      167,316
     25          200,454          13,933       83,340      297,942
     30          279,043             -         86,625      513,899

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated          0%           6%           12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200             $861       $1,053        $1,246
      2            8,610            3,071        3,624         4,202
      3           13,241            3,743        4,830         6,011
      4           18,103            6,162        7,957         9,985
      5           23,208            8,466       11,144        14,297
      6           28,568           10,844       14,583        19,169
      7           34,196           13,285       18,266        24,633
      8           40,106           15,776       22,180        30,719
      9           46,312           18,303       26,314        37,462
     10           52,827           20,997       30,862        45,199
     11           59,669           23,811       35,749        53,878
     12           66,852           25,254       39,488        62,094
     13           74,395           26,498       43,258        71,118
     14           82,314           27,524       47,046        81,046
     15           90,630           28,306       50,838        91,987
     20          138,877           27,392       69,074       167,316
     25          200,454           13,933       83,340       297,942
     30          279,043              -         86,625       513,899

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                                  (Texas Only)
Illustration 6                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------
                                         Death Benefit (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated       0%             6%            12%
     Year       Premiums (1)   (-.79% Net)   (5.21% Net)   (11.21% Net)
    ------      -----------    -----------   -----------   ------------
      1           $4,200        $252,698       $252,890      $253,081
      2            8,610         255,312        255,862       256,436
      3           13,241         257,808        258,885       260,054
      4           18,103         260,180        261,952       263,955
      5           23,208         262,423        265,059       268,160
      6           28,568         264,528        268,194       272,687
      7           34,196         266,481        271,342       277,553
      8           40,106         268,268        274,488       282,773
      9           46,312         269,872        277,609       288,365
     10           52,827         271,416        280,886       294,629
     11           59,669         272,854        284,233       301,487
     12           66,852         274,069        287,531       308,872
     13           74,395         275,050        290,763       316,828
     14           82,314         275,775        293,901       325,390
     15           90,630         276,218        296,909       334,595
     20          138,877         272,954        308,320       391,393
     25          200,454         256,579        307,552       469,180
     30          279,043             -          281,237       570,791

                                       Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                   Annual Investment Return of
                               -------------------------------------
    End of      Accumulated           0%          6%         12%
     Year       Premiums (1)   (-.79% Net)  (5.21% Net) (11.21% Net)
    ------      -----------    ----------   ----------  ------------
      1           $4,200          $2,698       $2,890       $3,081
      2            8,610           5,312        5,862        6,436
      3           13,241           7,808        8,885       10,054
      4           18,103          10,180       11,952       13,955
      5           23,208          12,423       15,059       18,160
      6           28,568          14,528       18,194       22,687
      7           34,196          16,481       21,342       27,553
      8           40,106          18,268       24,488       32,773
      9           46,312          19,872       27,609       38,365
     10           52,827          21,416       30,886       44,629
     11           59,669          22,854       34,233       51,487
     12           66,852          24,069       37,531       58,872
     13           74,395          25,050       40,763       66,828
     14           82,314          25,775       43,901       75,390
     15           90,630          26,218       46,909       84,595
     20          138,877          22,954       58,320      141,393
     25          200,454           6,579       57,552      219,180
     30          279,043             -         31,237      320,791

                                           Surrender Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                                 --------------------------------------
   End of       Accumulated          0%           6%           12%
    Year         Premiums (1)    (-.79% Net)  (5.21% Net)  (11.21% Net)
   ------       ------------     -----------  -----------  ------------
      1           $4,200             $850       $1,041        $1,233
      2            8,610            2,365        2,915         3,489
      3           13,241            3,677        4,754         5,923
      4           18,103            6,049        7,821         9,824
      5           23,208            8,293       10,928        14,029
      6           28,568           10,594       14,260        18,753
      7           34,196           12,941       17,802        24,012
      8           40,106           15,317       21,537        29,823
      9           46,312           17,708       25,445        36,201
     10           52,827           20,236       29,706        43,449
     11           59,669           22,854       34,233        51,487
     12           66,852           24,069       37,531        58,872
     13           74,395           25,050       40,763        66,828
     14           82,314           25,775       43,901        75,390
     15           90,630           26,218       46,909        84,595
     20          138,877           22,954       58,320       141,393
     25          200,454            6,579       57,552       219,180
     30          279,043              -         31,237       320,791

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                                    APPENDIX B

                                                  TARGET PREMIUMS
                                           ANNUAL PER $1,000 FACE AMOUNT
                                               NONSMOKER AND SMOKER

  Age*            Male             Female          Unisex           Age*             Male             Female            Unisex

    0           $  3.50          $   2.83         $  3.41             43          $   12.91          $  10.82           $  12.64
    1              3.50              2.83            3.41             44              13.59             11.36              13.30
    2              3.50              2.83            3.41             45              14.31             11.93              14.00
    3              3.50              2.83            3.41             46              15.09             12.53              14.76
    4              3.50              2.83            3.41             47              15.90             13.16              15.54
    5              3.50              2.83            3.41             48              16.77             13.83              16.39
    6              3.50              2.83            3.41             49              17.70             14.54              17.29
    7              3.50              2.83            3.41             50              18.68             15.30              18.24
    8              3.50              2.83            3.41             51              19.74             16.10              19.27
    9              3.50              2.83            3.41             52              20.86             16.94              20.35
   10              3.50              2.83            3.41             53              22.05             17.85              21.50
   11              3.65              2.91            3.55             54              23.32             18.80              22.73
   12              3.80              3.00            3.70             55              24.67             19.82              24.04
   13              3.95              3.08            3.84             56              26.11             20.90              25.43
   14              4.10              3.17            3.98             57              27.65             22.05              26.92
   15              4.25              3.25            4.12             58              29.30             23.29              28.52
   16              4.62              3.63            4.49             59              31.05             24.62              30.21
   17              4.99              4.00            4.86             60              32.93             26.06              32.04
   18              5.36              4.38            5.23             61              34.94             27.60              33.99
   19              5.73              4.75            5.60             62              37.10             29.26              36.08
   20              6.10              5.13            5.97             63              39.40             31.06              38.32
   21              6.11              5.16            5.99             64              41.86             32.97              40.70
   22              6.12              5.20            6.00             65              44.48             35.02              43.25
   23              6.13              5.23            6.01             66              47.29             37.21              45.98
   24              6.14              5.27            6.03             67              50.30             39.58              48.91
   25              6.15              5.30            6.04             68              53.52             42.14              52.04
   26              6.29              5.42            6.18             69              56.98             44.93              55.41
   27              6.43              5.54            6.31             70              60.71             47.98              59.06
   28              6.57              5.65            6.45             71              64.73             51.30              62.98
   29              6.71              5.77            6.59             72              69.02             54.93              67.19
   30              6.85              5.89            6.73             73              73.62             58.86              71.70
   31              7.17              6.16            7.04             74              78.48             63.12              76.48
   32              7.51              6.44            7.37             75              83.65             67.71              81.58
   33              7.87              6.74            7.72             76              87.41             71.10              85.29
   34              8.26              7.06            8.10             77              91.34             74.66              89.17
   35              8.66              7.40            8.50             78              95.45             78.39              93.23
   36              9.10              7.76            8.93             79              99.75             82.31              97.48
   37              9.55              8.13            9.37             80             104.24             86.43             101.92
   38             10.03              8.53            9.84             81             112.06             94.21             109.74
   39             10.54              8.94           10.33             82             120.46            102.69             118.15
   40             11.09              9.38           10.87             83             129.49            111.93             127.21
   41             11.66              9.83           11.42             84             139.20            122.00             136.96
   42             12.26             10.32           12.01             85             149.64            132.98             147.47

  *  Last Birthday

                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 113 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations  pursuant  to Section 26 of the  Investment  Company Act of
          1940;

     The signatures;

     Written consents of the following persons:

          G.R. Narber, Esq.(Filed January 8, 1996)

     The following exhibits:

1.             Copies  of  all   exhibits   required  by   paragraph  A  of  the
               instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

1.A(1) Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account.(*Filed January 8, 1996)

1.A(3)(a)      Distribution Agreement between Princor Financial Services
               Corporation and Principal Life Insurance Company.
               (*Filed January 8, 1996)

1.A(3)(a)(i)   Form of Selling Agreement. (@Filed December 19, 1997)

1.A(3)(b)      Registered Representative Agreement.(*Filed January 8, 1996)

1.A(3)(c)      Schedule of sales commissions.(*Filed January 8, 1996)

1.A(5)(a)      Form of PrinFlex Life Insurance Policy.(**Filed June 5, 1996)

1.A(5)(a)(i)   Cost of Living Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(ii)  Waiver of Monthly Policy Charge Rider.(**Filed June 5, 1996)

1.A(5)(a)(iii) Waiver of Specified Premium Rider.(**Filed June 5, 1996)

1.A(5)(a)(iv)  Accidental Death Benefit Rider.(*Filed January 8, 1996)

1.A(5)(a)(v)   Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vi)  Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vii) Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(a)(viii)Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(5)(a)(ix)  Salary Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(x)   Extra Protection Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(xi)  Accounting Benefits Rider.(*Filed January 8, 1996)

1.A(5)(a)(xii) Extended Coverage Rider.(*Filed June 5, 1996)

1.A(5)(a)(xiii)Accelerated Benefits Rider.(*Filed January 8, 1996)

1.A(5)(b)      Form of PrinFlex Life Insurance Policy - Unisex Version.
               (**Filed June 5, 1996)

1.A(5)(b)(i)   Accidental Death Benefit Rider.(**Filed January 8, 1996)

1.A(5)(b)(ii)  Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iii) Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iv)  Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(b)(v)   Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(6)(a)      Articles of Incorporation, as Amended of Principal Life
               Insurance Company.^

1.A(6)(b)      By-laws of Principal Life Insurance Company.^

1.A(10)        Form of Application for PrinFlex Life Insurance Policy.
               (*Filed January 8, 1996)^

1.A(10)(b)     Form of Supplemental Application for PrinFlex Life Insurance
               Policy.(**Filed June 5, 1996)

2. Opinion and consent of G.R. Narber, Senior Vice President and General Counsel of Principal Life Insurance Company.
               (*Filed January 8, 1996)

3. No financial statements will be omitted from the prospectus pursuant to Instruction 1(b) or (c) or Part I.

4.             Not applicable.

5.             Not applicable.

6.             Consent of Ernst & Young LLP.=

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii).(***Filed October 23, 1996)

8.             Powers of Attorney of Directors of Principal  Life
               Insurance Company.(*, ***, +, ++, =)

9.             Opinion and consent of Lisa Butterbaugh, Associate Actuary.=


---------------------------
  * Filed by Initial Filing.
 ** Filed by Amendment No. 1.
*** Filed by Amendment No. 2.
  @ Filed by Amendment No. 3.
+   Filed by Amendment No. 6.
++  Filed by Amendment No. 7.
^   Filed by Amendment No. 8.
=   Filed by Amendment No. 9.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the city of Des Moines and State of Iowa, on the 19th day of April 2000.


                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                          By:  PRINCIPAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                  /s/ D. J. Drury
                          By ______________________________________________
                             D. J. Drury
                             Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 19, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 19, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 19, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 19, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 19, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 19, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 19, 2000
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                       April 19, 2000
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                       April 19, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 19, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 19, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 19, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 19, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 19, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 19, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 19, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 19, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 19, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein

                                    EXHIBITS

                                  EXHIBIT INDEX


                                                                                            Page Number in
                                                                                         Sequential Numbering
Exhibit No.                          Description                                      Where Exhibit Can Be Found

  1.A(1)                             Resolution of Executive Committee                             *
                                     of Board of Directors of Depositor
                                     establishing Variable Life Separate
                                     Account.

  1.A(3)(a)                          Distribution Agreement Between                                *
                                     Depositor and Principal Underwriter.

  1.A(3)(a)(i)                       Form of Selling Agreement.                                    *

  1.A(3)(b)                          Registered Representative Agreement.                          *

  1.A(3)(c)                          Schedule of Sales Commissions.                                *

  1.A(5)(a)                          PrinFlex Life Policy.                                         *

  1.A(5)(a)(i)                       Cost of Living Increase Rider.                                *

  1.A(5)(a)(ii)                      Waiver of Monthly Policy Charge Rider.                        *

  1.A(5)(a)(iii)                     Waiver of Specified Premium Rider.                            *

  1.A(5)(a)(iv)                      Accidental Death Benefit Rider.                               *

  1.A(5)(a)(v)                       Children Term Insurance Rider.                                *

  1.A(5)(a)(vi)                      Spouse Term Insurance Rider.                                  *

  1.A(5)(a)(vii)                     Change of Insured Rider.                                      *

  1.A(5)(a)(viii)                    Death Benefit Guarantee Rider.                                *

  1.A(5)(a)(ix)                      Salary Increase Rider.                                        *

  1.A(5)(a)(x)                       Extra Protection Increase Rider.                              *

  1.A(5)(a)(xi)                      Accounting Benefits Rider.                                    *

  1.A(5)(a)(xii)                     Extended Coverage Rider.                                      *

  1.A(5)(a)(xiii)                    Accelerated Benefits Rider.                                   *

  1.A(5)(b)                          PrinFlex Life Policy - Unisex Version.                        *

  1.A(5)(b)(i)                       Accidental Death Benefit Rider.                               *

  1.A(5)(b)(ii)                      Children Term Insurance Rider.                                *

  1.A(5)(b)(iii)                     Spouse Term Insurance Rider.                                  *

  1.A(5)(b)(iv)                      Change of Insured Rider.                                      *

  1.A(5)(b)(v)                       Death Benefit Guarantee Rider.                                *

  1.A(6)(a)                          Articles of Incorporation, as Amended,                        *
                                     of Depositor.

  1.A(6)(b)                          By-laws of Depositor.                                         *

  1.A(10)                            Form of Application for the PrinFlex                          *
                                     Life Policy.

  1.A(10)(a)                         Form or Supplemental Application                              *
                                     For the PrinFlex Life Policy.

  2                                  Opinion and consent of G.R. Narber,                           *
                                     Senior Vice President and General
                                     Counsel.

  6                                  Consent of Ernst & Young LLP                                  14

  7                                  Description of Issuance, Transfer and Redemption              *
                                     Procedurespursuant to Rule 6e-3(T)(b)(12(iii).

  8                                  Powers of Attorney of Directors of                            15
                                     Principal Life Insurance Company.

  9                                  Opinion and consent of Lisa Butterbaugh,                      16
                                     Associate Actuary.


*  Previously filed.